Vanguard Institutional Intermediate-Term Bond Fund

Schedule of Investments (unaudited)
As of December 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (63.5%)
U.S. Government Securities (25.3%)
	United States Treasury Note/Bond	0.125%	6/30/22	250,000	250,000
	United States Treasury Note/Bond	0.125%	7/31/22	250,000	250,040
	United States Treasury Note/Bond	0.125%	10/31/22	500,000	500,000
	United States Treasury Note/Bond	1.625%	11/15/22	50,000	51,390
	United States Treasury Note/Bond	0.125%	11/30/22	500,000	500,000
	United States Treasury Note/Bond	1.375%	2/15/23	135,000	138,544
	United States Treasury Note/Bond	0.500%	3/15/23	380,000	383,086
	United States Treasury Note/Bond	0.250%	4/15/23	450,000	451,125
	United States Treasury Note/Bond	0.125%	5/15/23	150,000	149,953
	United States Treasury Note/Bond	0.250%	6/15/23	400,000	401,000
	United States Treasury Note/Bond	0.125%	9/15/23	250,000	249,805
1	United States Treasury Note/Bond	0.125%	10/15/23	500,000	499,610
	United States Treasury Note/Bond	0.250%	11/15/23	500,000	501,405
	United States Treasury Note/Bond	1.500%	11/30/24	100,000	104,859
	United States Treasury Note/Bond	1.750%	12/31/24	75,000	79,429
	United States Treasury Note/Bond	1.375%	1/31/25	300,000	313,500
	United States Treasury Note/Bond	0.500%	3/31/25	100,000	100,906
	United States Treasury Note/Bond	0.250%	7/31/25	200,000	199,376
	United States Treasury Note/Bond	0.250%	8/31/25	300,000	298,968
	United States Treasury Note/Bond	0.250%	9/30/25	300,000	298,782
1	United States Treasury Note/Bond	0.250%	10/31/25	500,000	497,810
	United States Treasury Note/Bond	2.250%	3/31/26	100,000	109,641
2	United States Treasury Note/Bond	1.625%	11/30/26	175,000	186,622
	United States Treasury Note/Bond	1.750%	12/31/26	40,000	42,969
2,3	United States Treasury Note/Bond	1.125%	2/28/27	72,000	74,632
2,3	United States Treasury Note/Bond	0.625%	3/31/27	250,000	251,405
	United States Treasury Note/Bond	2.250%	8/15/27	88,000	97,529
	United States Treasury Note/Bond	0.500%	8/31/27	100,000	99,328
2	United States Treasury Note/Bond	0.500%	10/31/27	450,000	446,202
2	United States Treasury Note/Bond	0.625%	11/30/27	500,000	499,690
3	United States Treasury Note/Bond	0.625%	8/15/30	200	195
2	United States Treasury Note/Bond	0.875%	11/15/30	200,000	199,218
					8,227,019
Agency Bonds and Notes (0.1%)
4	Fannie Mae Principal Strip	0.000%	1/15/30	4,900	4,368
	Federal Home Loan Banks	3.125%	6/13/25	6,300	7,054
	Federal Home Loan Banks	3.125%	9/12/25	7,050	7,934
	Federal Home Loan Banks	2.500%	12/10/27	8,450	9,443
	Federal Home Loan Banks	3.250%	6/9/28	2,100	2,468
	Tennessee Valley Authority	2.875%	2/1/27	1,280	1,441
					32,708
Conventional Mortgage-Backed Securities (32.7%)
4,5	Fannie Mae Pool	2.000%	5/1/28–8/1/28	2,464	2,579
4,5	Fannie Mae Pool	2.500%	9/1/27–12/1/49	45,108	47,591

4,5	Fannie Mae Pool	3.000%	8/1/21–1/1/50	973,430	1,022,824
4,5	Fannie Mae Pool	3.500%	1/1/22–2/1/50	539,104	577,116
4,5	Fannie Mae Pool	4.000%	3/1/21–3/1/50	376,261	402,059
4,5	Fannie Mae Pool	4.500%	5/1/21–3/1/50	415,230	455,432
4,5	Fannie Mae Pool	5.000%	2/1/21–10/1/49	97,254	110,057
4,5	Fannie Mae Pool	5.500%	6/1/21–5/1/44	169,561	199,191
4,5	Fannie Mae Pool	6.000%	3/1/21–7/1/41	82,465	98,156
4,5	Fannie Mae Pool	6.500%	8/1/21–6/1/40	6,232	7,236
4,5	Fannie Mae Pool	7.000%	9/1/28–12/1/38	2,334	2,733
4,5	Fannie Mae Pool	7.500%	8/1/30–6/1/32	173	205
4,5	Fannie Mae Pool	8.000%	7/1/30–1/1/31	8	11
4,5	Fannie Mae Pool	8.500%	12/1/30	7	9
4,5	Freddie Mac Gold Pool	2.000%	9/1/28–1/1/32	4,148	4,336
4,5	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/47	18,073	19,096
4,5	Freddie Mac Gold Pool	3.000%	2/1/27–8/1/47	100,409	107,093
4,5	Freddie Mac Gold Pool	3.500%	1/1/21–3/1/49	180,996	193,930
4,5	Freddie Mac Gold Pool	4.000%	5/1/24–5/1/49	97,390	105,163
4,5	Freddie Mac Gold Pool	4.500%	3/1/21–2/1/49	64,898	71,626
4,5	Freddie Mac Gold Pool	5.000%	5/1/21–2/1/49	12,504	14,113
4,5	Freddie Mac Gold Pool	5.500%	2/1/32–8/1/40	19,398	22,112
4,5	Freddie Mac Gold Pool	6.000%	10/1/27–5/1/40	15,042	17,674
4,5	Freddie Mac Gold Pool	6.500%	2/1/29–9/1/39	6,869	7,922
4,5	Freddie Mac Gold Pool	7.000%	5/1/28–6/1/38	1,322	1,501
4,5	Freddie Mac Gold Pool	7.500%	3/1/30–5/1/38	1,891	2,218
4,5	Freddie Mac Gold Pool	8.000%	4/1/30–7/1/30	8	10
5	Ginnie Mae I Pool	2.500%	1/15/43–6/15/43	684	730
5	Ginnie Mae I Pool	3.000%	9/15/42–8/15/45	22,971	23,988
5	Ginnie Mae I Pool	3.500%	1/15/42–6/15/47	31,319	33,112
5	Ginnie Mae I Pool	4.000%	4/15/39–12/15/46	4,198	4,530
5	Ginnie Mae I Pool	4.500%	7/15/33–12/15/46	20,668	23,075
5	Ginnie Mae I Pool	5.000%	9/15/33–9/15/41	9,944	11,406
5	Ginnie Mae I Pool	5.500%	3/15/31–2/15/41	5,952	6,803
5	Ginnie Mae I Pool	6.000%	12/15/28–3/15/41	3,452	3,930
5	Ginnie Mae I Pool	6.500%	12/15/27–6/15/38	2,274	2,616
5	Ginnie Mae I Pool	7.000%	8/15/24–11/15/31	126	143
5	Ginnie Mae I Pool	7.500%	4/15/31–3/15/32	34	41
5	Ginnie Mae I Pool	8.000%	4/15/30–10/15/30	33	39
5	Ginnie Mae I Pool	8.500%	7/15/30	11	13
¤,5	Ginnie Mae II Pool	2.000%	1/1/51–2/1/51	179,500	187,324
5	Ginnie Mae II Pool	2.500%	3/20/43–12/20/46	3,098	3,328
5	Ginnie Mae II Pool	3.000%	3/20/27–12/20/49	362,196	376,844
5	Ginnie Mae II Pool	3.500%	6/20/42–12/20/49	285,966	308,017
5	Ginnie Mae II Pool	4.000%	2/20/34–12/20/49	182,496	196,878
5	Ginnie Mae II Pool	4.500%	3/20/33–11/20/49	318,187	341,283
5	Ginnie Mae II Pool	5.000%	5/20/39–11/20/49	32,859	36,331
5	Ginnie Mae II Pool	5.500%	4/20/37–3/20/41	2,237	2,583
5	Ginnie Mae II Pool	6.000%	5/20/36–10/20/41	3,860	4,532
5	Ginnie Mae II Pool	6.500%	3/20/38–7/20/39	42	50
¤,4,5 UMBS Pool		1.500%	1/1/36–2/1/51	700,500	708,326
¤,4,5 UMBS Pool		2.000%	12/1/35–2/1/51	3,608,000	3,743,699
4,5	UMBS Pool	2.500%	11/1/40–5/1/50	152,759	161,971
4,5	UMBS Pool	3.000%	9/1/49–3/1/50	376,670	395,533
4,5	UMBS Pool	3.500%	11/1/40–2/1/50	205,372	218,509
4,5	UMBS Pool	4.000%	2/1/45–12/1/49	166,156	177,318
4,5	UMBS Pool	4.500%	4/1/49–3/1/50	83,024	87,651
4,5	UMBS Pool	5.000%	3/1/42–2/1/50	10,492	11,707
4,5	UMBS Pool	5.500%	4/1/38–4/1/41	24,555	28,971

4,5	UMBS Pool	6.000%	4/1/39	17,548	20,717
					10,613,991
Nonconventional Mortgage-Backed Securities (5.4%)
4,5,6 Fannie Mae Pool, 12M USD LIBOR + 1.785%		2.410%	8/1/33	18	19
4,5,6 Fannie Mae Pool, 12M USD LIBOR + 1.785%		2.535%	8/1/33	16	17
4,5,6 Fannie Mae Pool, 12M USD LIBOR + 1.800%		2.707%	7/1/33	70	72
4,5,6 Fannie Mae Pool, 12M USD LIBOR + 1.960%		2.710%	5/1/33	3	3
4,5,6 Fannie Mae Pool, 1YR CMT + 2.000%		2.795%	12/1/32	4	4
4,5,6 Fannie Mae Pool, 1YR CMT + 2.210%		3.320%	5/1/33	35	37
4,5	Fannie Mae REMICS	1.750%	5/25/43–3/25/46	46,142	46,965
4,5	Fannie Mae REMICS	1.850%	8/25/46	11,051	11,346
4,5	Fannie Mae REMICS	2.500%	9/25/49–12/25/49	134,688	141,173
4,5	Fannie Mae REMICS	2.750%	8/25/47	15,639	16,240
4,5	Fannie Mae REMICS	3.000%	2/25/43–9/25/48	108,361	113,234
4,5	Fannie Mae REMICS	3.500%	12/25/41–7/25/48	109,397	118,087
4,5	Fannie Mae REMICS	4.000%	12/25/47–10/25/48	45,069	49,740
4,5	Fannie Mae REMICS	5.250%	9/25/41	6,120	7,201
4,5,6 Freddie Mac Non Gold Pool, 12M USD LIBOR +
	1.750%	2.536%	8/1/37	49	52
4,5,6 Freddie Mac Non Gold Pool, 12M USD LIBOR +
	1.961%	2.461%	10/1/32	9	10
4,5,6 Freddie Mac Non Gold Pool, 12M USD LIBOR +
	1.961%	3.961%	2/1/33	8	9
4,5	Freddie Mac REMICS	2.500%	9/25/49–2/25/50	81,694	85,623
4,5	Freddie Mac REMICS	3.000%	11/25/47–12/15/47	18,595	19,307
4,5	Freddie Mac REMICS	3.500%	4/15/38–6/15/49	204,474	221,188
4,5	Freddie Mac REMICS	4.000%	8/15/47–5/15/49	329,067	358,788
4,5	Freddie Mac REMICS	5.500%	8/15/38	12,030	14,014
4,5	Freddie Mac REMICS	6.500%	12/15/44–11/15/47	87,739	107,043
5	Ginnie Mae REMICS	3.000%	11/20/45–7/20/48	260,425	271,399
5	Ginnie Mae REMICS	3.500%	4/20/48–5/20/49	108,712	117,471
5	Ginnie Mae REMICS	4.000%	10/20/47–9/20/48	21,996	23,121
5	Ginnie Mae REMICS	6.500%	6/20/47–9/20/47	35,021	42,137
					1,764,300
Total U.S. Government and Agency Obligations (Cost $20,331,420)					20,638,018
Asset-Backed/Commercial Mortgage-Backed Securities (10.4%)
5	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	1,770	1,790
5	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	880	888
5	Ally Auto Receivables Trust 2019-1	3.020%	4/15/24	4,910	5,111
5	Ally Auto Receivables Trust 2019-3	1.930%	5/15/24	12,310	12,507
5	Ally Auto Receivables Trust 2019-4	1.920%	1/15/25	710	730
5	AmeriCredit Automobile Receivables Trust 2020-2	0.660%	12/18/24	3,350	3,367
5	AmeriCredit Automobile Receivables Trust 2020-3	0.530%	6/18/25	6,130	6,140
5,7	Aventura Mall Trust 2018-AVM	4.112%	7/5/40	460	500
5,7	Avis Budget Rental Car Funding AESOP LLC 2017-
	1A	3.070%	9/20/23	2,745	2,833
5,7	Avis Budget Rental Car Funding AESOP LLC 2019-
	1A	3.450%	3/20/23	4,430	4,545
5	Banc of America Commercial Mortgage Trust 2015-
	UBS7	3.441%	9/15/48	912	990
5	Banc of America Commercial Mortgage Trust 2017-
	BNK3	3.574%	2/15/50	330	375
5	BANK 2017 - BNK4	3.625%	5/15/50	280	320
5	BANK 2017 - BNK6	3.254%	7/15/60	4,580	5,094
5	BANK 2017 - BNK6	3.518%	7/15/60	1,110	1,267
5	BANK 2017 - BNK6	3.741%	7/15/60	440	493

5	BANK 2017 - BNK7	3.175%	9/15/60	13,570	15,004
5	BANK 2017 - BNK7	3.435%	9/15/60	1,190	1,354
5	BANK 2017 - BNK8	3.488%	11/15/50	4,170	4,760
5	BANK 2018 - BNK10	3.641%	2/15/61	1,030	1,158
5	BANK 2018 - BNK12	4.255%	5/15/61	780	927
5	BANK 2018 - BNK14	4.185%	9/15/60	160	185
5	BANK 2018 - BNK14	4.231%	9/15/60	1,055	1,255
5	BANK 2019 - BNK17	3.623%	4/15/52	285	326
5	BANK 2019 - BNK17	3.714%	4/15/52	4,459	5,199
5	BANK 2019 - BNK19	3.183%	8/15/61	3,910	4,420
5	BANK 2019 - BNK20	3.011%	9/15/62	7,180	8,031
5	BANK 2019 - BNK23	2.846%	12/15/52	1,900	2,105
5	BANK 2019 - BNK23	2.920%	12/15/52	11,780	13,112
5	BANK 2019 - BNK24	2.960%	11/15/62	30,620	34,216
5	BANK 2020 - BNK28	1.725%	3/15/63	7,000	7,198
5	BANK 2020 - BNK30	1.673%	12/10/53	5,050	5,195
5	Barclays Commercial Mortgage Trust 2020-C8	1.867%	10/15/53	5,880	6,092
5	BBCMS Mortgage Trust 2019-C5	3.063%	11/15/52	13,010	14,570
5	BBCMS Mortgage Trust 2020-C6	2.639%	2/15/53	2,515	2,755
5	Benchmark 2018-B10 Mortgage Trust	3.878%	1/15/51	1,360	1,551
5	Benchmark 2019-B10 Mortgage Trust	3.615%	3/15/62	305	348
5	Benchmark 2019-B15 Mortgage Trust	2.859%	12/15/72	5,250	5,806
5	Benchmark 2019-B15 Mortgage Trust	2.928%	12/15/72	20,500	22,795
5	Benchmark 2020-B16 Mortgage Trust	2.732%	2/15/53	3,320	3,639
5	Benchmark 2020-B19 Mortgage Trust	1.745%	9/15/53	7,163	7,373
5	Benchmark 2020-B21 Mortgage Trust	1.798%	12/17/53	4,400	4,594
5	Benchmark 2020-B22 Mortgage Trust	1.731%	1/15/54	4,550	4,693
5	BMW Vehicle Owner Trust 2018-A	1.920%	1/25/24	24,330	24,700
5	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	9,710	9,844
5	BMW Vehicle Owner Trust 2020-A	0.480%	10/25/24	17,400	17,479
5	BMW Vehicle Owner Trust 2020-A	0.620%	4/26/27	2,720	2,735
5,6	Brazos Higher Education Authority Inc. Series 2005-
	3, 3M USD LIBOR + 0.200%	0.451%	6/25/26	799	798
5,6	Brazos Higher Education Authority Inc. Series 2011-
	1, 3M USD LIBOR + 0.800%	1.006%	2/25/30	724	725
5,7	Canadian Pacer Auto Receivables Trust A Series
	2018	3.220%	9/19/22	4,080	4,110
5,7	Canadian Pacer Auto Receivables Trust A Series
	2018	3.270%	12/19/22	3,629	3,652
5,7	Canadian Pacer Auto Receivables Trust A Series
	2018	3.440%	8/21/23	2,630	2,701
5,7	Canadian Pacer Auto Receivables Trust A Series
	2019	2.960%	6/19/24	1,300	1,345
5,7	Canadian Pacer Auto Receivables Trust A Series
	2020	1.830%	7/19/24	8,600	8,741
5,7	Canadian Pacer Auto Receivables Trust A Series
	2020	1.890%	3/19/25	1,840	1,868
5	Cantor Commercial Real Estate Lending 2019-CF3	3.006%	1/15/53	18,800	21,094
5	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	12,470	12,682
5	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	4,210	4,387
5	Capital One Auto Receivables Trust 2019-2	1.920%	5/15/24	28,620	29,137
5	Capital One Auto Receivables Trust 2020-1	1.600%	11/15/24	19,830	20,211
5	Capital One Auto Receivables Trust 2020-1	1.630%	8/15/25	3,550	3,657
5	CarMax Auto Owner Trust 2017-3	2.220%	11/15/22	9,990	10,088
5	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	2,470	2,507
5	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	7,400	7,562
5	CarMax Auto Owner Trust 2018-3	3.130%	6/15/23	12,731	12,944

5	CarMax Auto Owner Trust 2018-3	3.270%	3/15/24	9,680	10,112
5	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	9,962	10,174
5	CarMax Auto Owner Trust 2018-4	3.480%	2/15/24	4,290	4,520
5	CarMax Auto Owner Trust 2019-3	2.180%	8/15/24	27,410	28,073
5	CarMax Auto Owner Trust 2019-3	2.300%	4/15/25	5,000	5,229
5	CarMax Auto Owner Trust 2019-4	2.020%	11/15/24	33,050	33,947
5	CarMax Auto Owner Trust 2019-4	2.130%	7/15/25	4,790	5,005
5	CarMax Auto Owner Trust 2020-1	2.030%	6/16/25	3,040	3,163
5	CarMax Auto Owner Trust 2020-3	0.620%	3/17/25	25,850	25,993
5	CarMax Auto Owner Trust 2020-3	0.770%	3/16/26	2,940	2,960
5	Carvana Auto Receivables Trust 2020-P1	0.610%	10/8/26	2,650	2,661
5	CCUBS Commercial Mortgage Trust 2017-C1	3.283%	11/15/50	5,000	5,564
5	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	2,710	2,944
5	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	1,250	1,425
5	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	480	545
5	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	785	892
5,7	CFCRE Commercial Mortgage Trust 2011-C2	5.739%	12/15/47	2,298	2,354
5	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	3,376	3,696
5,7	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	6,330	6,401
5,7	Chesapeake Funding II LLC 2019-1	2.940%	4/15/31	15,124	15,363
5,7	Chesapeake Funding II LLC 2019-2	1.950%	9/15/31	11,800	11,937
5,7	Chesapeake Funding II LLC 2020-1	0.870%	8/16/32	9,882	9,925
5,7	Citigroup Commercial Mortgage Trust 2012-GC8	3.683%	9/10/45	500	515
5	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	1,527	1,603
5	Citigroup Commercial Mortgage Trust 2014-GC19	3.753%	3/10/47	108	116
5	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	8,709	9,511
5	Citigroup Commercial Mortgage Trust 2014-GC21	3.575%	5/10/47	708	748
5	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	4,234	4,629
5	Citigroup Commercial Mortgage Trust 2014-GC23	3.356%	7/10/47	705	759
5	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	1,575	1,723
5	Citigroup Commercial Mortgage Trust 2014-GC23	3.863%	7/10/47	275	300
5	Citigroup Commercial Mortgage Trust 2014-GC25	3.372%	10/10/47	1,640	1,779
5	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	4,607	5,051
5	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	20	22
5	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	620	694
5	Citigroup Commercial Mortgage Trust 2015-GC36	3.349%	2/10/49	2,600	2,859
5	Citigroup Commercial Mortgage Trust 2016-GC37	3.050%	4/10/49	3,846	4,081
5	Citigroup Commercial Mortgage Trust 2016-GC37	3.314%	4/10/49	4,000	4,441
5	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	8,583	9,766
5	Citigroup Commercial Mortgage Trust 2017-P8	3.203%	9/15/50	4,560	5,027
5	Citigroup Commercial Mortgage Trust 2017-P8	3.465%	9/15/50	2,460	2,795
5	Citigroup Commercial Mortgage Trust 2018-C5	4.228%	6/10/51	65	77
5	Citigroup Commercial Mortgage Trust 2019-C7	2.860%	12/15/72	10,150	11,064
5	Citigroup Commercial Mortgage Trust 2019-C7	3.042%	12/15/72	8,630	9,652
5	Citigroup Commercial Mortgage Trust 2019-C7	3.102%	12/15/72	20,500	23,058
5	CNH Equipment Trust 2017-C	2.080%	2/15/23	1,124	1,130
5	CNH Equipment Trust 2020-A	1.160%	6/16/25	7,250	7,350
5	CNH Equipment Trust 2020-A	1.510%	4/15/27	2,040	2,106
5	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	666	684
5	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	999	1,027
5,7	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	770	790
5	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	1,357	1,398
5	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	50	51
5	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	580	596
5,7	COMM 2013-300P Mortgage Trust	4.353%	8/10/30	910	974
5	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	2,059	2,222
5	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	922	1,008

5	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	371	394
5	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	2,128	2,314
5	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	4,200	4,601
5	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	10	11
5	COMM 2013-CCRE9 Mortgage Trust	4.219%	7/10/45	1,947	2,077
5,7	COMM 2013-CCRE9 Mortgage Trust	4.243%	7/10/45	2,331	2,468
5	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	160	172
5	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	748	777
5,7	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	1,400	1,400
5,7	COMM 2014-277P Mortgage Trust	3.611%	8/10/49	100	108
5	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	4,000	4,338
5	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	1,068	1,175
5	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	10	11
5	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	1,328	1,467
5	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	330	360
5	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	6,145	6,609
5	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	4,082	4,503
5	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	2,370	2,549
5	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,587	1,750
5	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	570	628
5	COMM 2015-CCRE24 Mortgage Trust	3.432%	8/10/48	2,512	2,764
5	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	2,916	3,273
5	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	1,838	2,058
5	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	3,386	3,781
5	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	1,195	1,299
5	COMM 2019-G44 Mortgage Trust	2.873%	8/15/57	2,050	2,261
5	COMM 2019-G44 Mortgage Trust	2.950%	8/15/57	9,970	11,087
5	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	857	967
5	CSAIL 2016-C7 Commercial Mortgage Trust	3.210%	11/15/49	3,283	3,609
5	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	2,713	3,027
5	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	1,280	1,435
5	CSAIL 2019-C18 Commercial Mortgage Trust	2.968%	12/15/52	17,500	19,517
5	CSAIL 2020-C19 Commercial Mortgage Trust	2.561%	3/15/53	4,500	4,880
5,7	Daimler Trucks Retail Trust 2019-1	2.770%	8/15/22	39,662	40,068
5,7	Daimler Trucks Retail Trust 2019-1	2.790%	5/15/25	7,420	7,613
5	DBJPM 16-C3 Mortgage Trust	2.632%	8/10/49	9,200	9,883
5	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	3,210	3,613
5,7	Dell Equipment Finance Trust 2020-2	0.470%	10/24/22	13,380	13,404
5,7	Dell Equipment Finance Trust 2020-2	0.570%	10/23/23	11,550	11,578
5,7	DLL Securitization Trust Series 2018-1	3.100%	4/18/22	1,311	1,314
5,7	DLL Securitization Trust Series 2018-A3	3.460%	1/20/22	4,350	4,373
5,7	DLL Securitization Trust Series 2018-A4	3.590%	6/20/24	6,870	7,002
5,7	DLL Securitization Trust Series 2019-DA1	2.890%	4/20/23	4,756	4,819
5,7	DLL Securitization Trust Series 2019-DA1	2.920%	4/20/27	5,190	5,414
5,7	DLL Securitization Trust Series 2019-MT3	2.080%	2/21/23	17,800	18,078
5,7	DLL Securitization Trust Series 2019-MT3	2.150%	9/21/26	10,200	10,490
5,6,7 Edsouth Indenture No 9 LLC 2015-1, 1M USD
	LIBOR + 0.800%	0.948%	10/25/56	221	220
5,7	Enterprise Fleet Financing LLC Series 2019-1	2.980%	10/20/24	3,571	3,621
5,7	Enterprise Fleet Financing LLC Series 2019-3	2.060%	5/20/25	10,638	10,799
5,7	Enterprise Fleet Financing LLC Series 2020-1	1.780%	12/22/25	19,007	19,302
5,7	Enterprise Fleet Financing LLC Series 2020-1	0.610%	7/20/26	10,590	10,618
4,5	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	6,919	7,576
4,5	Federal Home Loan Mortgage Corp 2017- 357A	2.500%	9/15/47	17,034	18,296
5	Fifth Third Auto Trust 2017-1	2.030%	7/15/24	11,592	11,623
5,7	FirstKey Homes 2020-SFR2	1.266%	10/19/37	2,600	2,613
5,7	Flagship Credit Auto Trust 2020-1	1.490%	7/15/24	4,366	4,399

5,7	Fontainebleau Miami Beach Trust 2019-FBLU	3.144%	12/10/36	4,380	4,593
5	Ford Credit Auto Lease Trust 2020-B	0.620%	8/15/23	27,390	27,505
5	Ford Credit Auto Lease Trust 2020-B	0.690%	10/15/23	4,470	4,498
5,7	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	26,030	26,704
5,7	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	13,160	13,611
5	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	5,760	5,767
5	Ford Credit Auto Owner Trust 2018-B	3.240%	4/15/23	16,326	16,579
5	Ford Credit Auto Owner Trust 2018-B	3.380%	3/15/24	8,300	8,655
5,7	Ford Credit Auto Owner Trust 2018-REV1	3.190%	7/15/31	6,690	7,348
5,7	Ford Credit Auto Owner Trust 2018-REV2	3.470%	1/15/30	12,560	13,510
5,7	Ford Credit Auto Owner Trust 2019-1	3.520%	7/15/30	13,211	14,403
5	Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	35,430	36,050
5	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	18,600	19,427
5,7	Ford Credit Auto Owner Trust 2020-1	2.040%	8/15/31	2,940	3,098
5,7	Ford Credit Auto Owner Trust 2020-2	1.060%	4/15/33	9,740	9,809
5	Ford Credit Auto Owner Trust 2020-A	1.040%	8/15/24	7,830	7,919
5	Ford Credit Auto Owner Trust 2020-A	1.350%	7/15/25	2,250	2,311
5	Ford Credit Auto Owner Trust 2020-B	0.560%	10/15/24	43,000	43,194
5	Ford Credit Auto Owner Trust 2020-B	0.790%	11/15/25	27,800	28,099
5	Ford Credit Auto Owner Trust 2020-C	0.510%	8/15/26	10,470	10,520
5	Ford Credit Floorplan Master Owner Trust 2019-A	2.440%	9/15/26	8,460	9,024
5	Ford Credit Floorplan Master Owner Trust A 2019-3	2.230%	9/15/24	37,695	38,871
5	Ford Credit Floorplan Master Owner Trust A Series
	2018-1	2.950%	5/15/23	16,850	17,013
5	Ford Credit Floorplan Master Owner Trust A Series
	2018-3	3.520%	10/15/23	47,855	49,055
5	Ford Credit Floorplan Master Owner Trust A Series
	2019-1	2.840%	3/15/24	14,900	15,344
5	Ford Credit Floorplan Master Owner Trust A Series
	2020-1	0.700%	9/15/25	29,760	29,912
5	Ford Credit Floorplan Master Owner Trust A Series
	2020-2	1.060%	9/15/27	13,150	13,331
5	GM Financial Automobile Leasing Trust 2020-1	1.670%	12/20/22	6,480	6,565
5	GM Financial Automobile Leasing Trust 2020-2	0.800%	7/20/23	12,390	12,482
5	GM Financial Automobile Leasing Trust 2020-2	1.010%	7/22/24	1,640	1,658
5	GM Financial Automobile Leasing Trust 2020-3	0.450%	8/21/23	11,650	11,674
5	GM Financial Automobile Leasing Trust 2020-3	0.510%	10/21/24	3,180	3,192
5	GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	4,430	4,559
5	GM Financial Consumer Automobile 2018-3	3.020%	5/16/23	10,207	10,341
5	GM Financial Consumer Automobile 2018-3	3.160%	1/16/24	5,820	6,018
5	GM Financial Consumer Automobile 2018-4	3.210%	10/16/23	9,763	9,947
5	GM Financial Consumer Automobile 2018-4	3.320%	6/17/24	8,450	8,859
5	GM Financial Consumer Automobile 2019-1	3.110%	7/16/24	11,470	11,998
5	GM Financial Consumer Automobile 2019-2	2.650%	2/16/24	23,806	24,223
5	GM Financial Consumer Automobile 2019-2	2.710%	8/16/24	8,260	8,594
5	GM Financial Consumer Automobile 2019-3	2.180%	4/16/24	15,340	15,589
5	GM Financial Consumer Automobile 2019-4	1.750%	7/16/24	26,510	26,903
5	GM Financial Consumer Automobile 2019-4	1.760%	1/16/25	3,710	3,817
5	GM Financial Consumer Automobile 2020-1	1.840%	9/16/24	8,640	8,800
5	GM Financial Consumer Automobile 2020-3	0.580%	1/16/26	4,500	4,502
5,7	GMF Floorplan Owner Revolving Trust 2019-1	2.700%	4/15/24	13,170	13,570
5,7	GMF Floorplan Owner Revolving Trust 2019-2	2.900%	4/15/26	27,600	29,778
5,7	GMF Floorplan Owner Revolving Trust 2020-1	0.680%	8/15/25	5,520	5,551
5,7	GMF Floorplan Owner Revolving Trust 2020-2	0.690%	10/15/25	13,590	13,638
5,7	Golden Credit Card Trust 2018-4A	3.440%	8/15/25	25,470	27,349
5,6,7 Gosforth Funding 2018-1A plc, 3M USD LIBOR +
	0.450%	0.656%	8/25/60	5,679	5,681

5,7	GRACE Mortgage Trust 2020-A	2.347%	12/10/40	5,900	6,220
5,7	GreatAmerica Leasing Receivables Funding LLC
	Series 2018-1	2.830%	6/17/24	3,532	3,572
5,7	GreatAmerica Leasing Receivables Funding LLC
	Series 2019-1	3.210%	2/18/25	4,110	4,297
5,7	GreatAmerica Leasing Receivables Funding LLC
	Series 2020-1	1.760%	8/15/23	14,300	14,576
5,7	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	233	240
5	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	1,055	1,110
5	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	30	31
5	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	5,884	6,407
5	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	210	231
5	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	140	154
5	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	1,680	1,809
5	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	3,140	3,457
5	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	90	96
5	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	40	44
5	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	5	5
5	GS Mortgage Securities Trust 2015-GC32	3.498%	7/10/48	7,000	7,500
5	GS Mortgage Securities Trust 2015-GC34	3.244%	10/10/48	2,024	2,176
5	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	1,720	1,916
5	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	180	197
5	GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	2,490	2,811
5	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	720	853
5	GS Mortgage Securities Trust 2019-GC38	3.968%	2/10/52	2,600	3,056
5	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	1,170	1,315
5	GS Mortgage Securities Trust 2019-GS4	3.001%	9/1/52	2,400	2,675
5	GS Mortgage Securities Trust 2020-GC45	2.911%	2/13/53	26,700	29,616
5	GS Mortgage Securities Trust-2020-GC45	2.843%	2/13/53	5,550	6,136
5	GS Mortgages Securities Trust 2020-GSA2	2.012%	12/12/53	9,640	9,915
5	Harley-Davidson Motorcycle Trust 2019-A	2.340%	2/15/24	13,310	13,471
5	Harley-Davidson Motorcycle Trust 2019-A	2.390%	11/15/26	2,960	3,062
5	Harley-Davidson Motorcycle Trust 2020-A	1.930%	4/15/27	2,000	2,064
5	Harley-Davidson Motorcycles 2020-A	1.870%	10/15/24	6,220	6,333
5,7	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	603	604
5,7	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	906	906
5,7	Hilton USA Trust 2016-HHV	3.719%	11/5/38	30	33
5,6,7 Holmes Master Issuer plc 2018-2A, 3M USD LIBOR
	+ 0.420%	0.657%	10/15/54	5,601	5,601
5	Honda Auto Receivables 2017-3 Owner Trust	1.980%	11/20/23	6,295	6,307
5	Honda Auto Receivables 2018-3 Owner Trust	3.070%	11/21/24	5,020	5,151
5	Honda Auto Receivables 2018-4 Owner Trust	2.520%	6/21/23	12,490	12,721
5	Honda Auto Receivables 2018-4 Owner Trust	2.540%	3/21/25	2,530	2,628
5	Honda Auto Receivables 2018-4 Owner Trust	3.300%	7/15/25	11,220	11,654
5	Honda Auto Receivables 2019-1 Owner Trust	2.900%	6/18/24	5,000	5,203
5	Honda Auto Receivables 2019-3 Owner Trust	1.780%	8/15/23	33,200	33,737
5	Honda Auto Receivables 2019-3 Owner Trust	1.850%	8/15/25	9,700	9,984
5	Honda Auto Receivables 2020-1 Owner Trust	1.610%	4/22/24	30,170	30,798
5	Honda Auto Receivables 2020-1 Owner Trust	1.630%	10/21/26	5,610	5,783
5	Honda Auto Receivables 2020-2 Owner Trust	0.820%	7/15/24	16,600	16,761
5	Honda Auto Receivables 2020-2 Owner Trust	1.090%	10/15/26	4,300	4,385
5	Honda Auto Receivables 2020-3 Owner Trust	0.460%	4/19/27	5,290	5,307
5,7	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	13,080	13,425
5,7	HPEFS Equipment Trust 2019-1	2.190%	9/20/29	2,728	2,739
5,7	HPEFS Equipment Trust 2019-1	2.210%	9/20/29	1,500	1,516
5,7	HPEFS Equipment Trust 2020-1A	1.760%	2/20/30	4,800	4,870
5,7	Hudson Yards 2019-30HY	3.228%	7/10/39	910	1,024

5,7	Hyundai Auto Lease Securitization Trust 2020-A	1.950%	7/17/23	8,260	8,397
5,7	Hyundai Auto Lease Securitization Trust 2020-B	0.510%	9/15/23	14,830	14,872
5,7	Hyundai Auto Lease Securitization Trust 2020-B	0.580%	6/17/24	2,490	2,501
5	Hyundai Auto Receivables Trust 2019-A	2.710%	5/15/25	6,050	6,295
5	Hyundai Auto Receivables Trust 2019-B	1.940%	2/15/24	9,820	10,000
5	Hyundai Auto Receivables Trust 2019-B	2.000%	4/15/25	5,740	5,956
5	Hyundai Auto Receivables Trust 2020-A	1.410%	11/15/24	14,260	14,532
5	Hyundai Auto Receivables Trust 2020-A	1.720%	6/15/26	9,420	9,793
5	Hyundai Auto Receivables Trust 2020-B	0.480%	12/16/24	22,790	22,881
5	Hyundai Auto Receivables Trust 2020-B	0.620%	12/15/25	5,050	5,087
5,7	Hyundai Floorplan Master Owner Trust Series 2019-
	1A	2.680%	4/15/24	5,210	5,367
5,7	Irvine Core Office Trust 2013-IRV	3.173%	5/15/48	2,184	2,293
5	John Deere Owner Trust 2018-B	3.230%	6/16/25	4,790	4,932
5	John Deere Owner Trust 2018-B	3.000%	1/15/26	4,270	4,452
5	John Deere Owner Trust 2019-B	2.210%	12/15/23	9,580	9,766
5	John Deere Owner Trust 2020-B	0.510%	11/15/24	9,160	9,184
5	John Deere Owner Trust 2020-B	0.720%	6/15/27	2,410	2,428
5,7	JP Morgan Chase Commercial Mortgage Securities
	Trust 2011-C3	4.717%	2/15/46	1,328	1,327
5,7	JP Morgan Chase Commercial Mortgage Securities
	Trust 2011-C5	5.424%	8/15/46	1,383	1,408
5,7	JP Morgan Chase Commercial Mortgage Securities
	Trust 2011-RR1	4.717%	3/16/46	9,826	9,850
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2012-C6	3.507%	5/15/45	314	324
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2012-C8	2.829%	10/15/45	766	788
5,7	JP Morgan Chase Commercial Mortgage Securities
	Trust 2012-C8	3.424%	10/15/45	1,523	1,577
5,7	JP Morgan Chase Commercial Mortgage Securities
	Trust 2012-HSBC	3.093%	7/5/32	1,589	1,633
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C13	3.994%	1/15/46	2,612	2,802
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	3.881%	12/15/46	184	198
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	4.166%	12/15/46	1,250	1,365
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-LC11	2.960%	4/15/46	2,841	2,972
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2016-JP3	2.870%	8/15/49	1,525	1,667
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2017-JP5	3.723%	3/15/50	5,080	5,814
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2017-JP6	3.224%	7/15/50	3,830	4,270
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2017-JP6	3.490%	7/15/50	2,170	2,461
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2017-JP7	3.454%	9/15/50	895	1,015
5	JPMBB Commercial Mortgage Securities Trust
	2013-C12	3.363%	7/15/45	1,220	1,278
5	JPMBB Commercial Mortgage Securities Trust
	2013-C12	3.664%	7/15/45	3,137	3,339
5	JPMBB Commercial Mortgage Securities Trust
	2013-C12	4.038%	7/15/45	1,465	1,551

5	JPMBB Commercial Mortgage Securities Trust
	2013-C14	4.133%	8/15/46	490	521
5	JPMBB Commercial Mortgage Securities Trust
	2013-C17	4.199%	1/15/47	4,238	4,641
5	JPMBB Commercial Mortgage Securities Trust
	2014-C18	4.079%	2/15/47	3,930	4,316
5	JPMBB Commercial Mortgage Securities Trust
	2014-C18	4.439%	2/15/47	450	484
5	JPMBB Commercial Mortgage Securities Trust
	2014-C19	3.997%	4/15/47	165	181
5	JPMBB Commercial Mortgage Securities Trust
	2014-C21	3.493%	8/15/47	184	195
5	JPMBB Commercial Mortgage Securities Trust
	2014-C24	3.639%	11/15/47	1,144	1,257
5	JPMBB Commercial Mortgage Securities Trust
	2014-C26	3.231%	1/15/48	84	90
5	JPMBB Commercial Mortgage Securities Trust
	2014-C26	3.494%	1/15/48	165	181
5	JPMBB Commercial Mortgage Securities Trust
	2015-C27	3.179%	2/15/48	110	120
5	JPMBB Commercial Mortgage Securities Trust
	2015-C31	3.801%	8/15/48	250	281
5	JPMBB Commercial Mortgage Securities Trust
	2015-C32	3.598%	11/15/48	3,489	3,895
5	JPMDB Commercial Mortgage Securities Trust
	2016-C4	3.141%	12/15/49	400	444
5	JPMDB Commercial Mortgage Securities Trust
	2017-C7	3.409%	10/15/50	360	408
5	JPMDB Commercial Mortgage Securities Trust
	2018-C8	4.211%	6/15/51	60	71
5,7	Kubota Credit Owner Trust 2020-1	1.960%	3/15/24	7,570	7,799
5,7	Kubota Credit Owner Trust 2020-2A	0.590%	10/15/24	11,050	11,100
5,7	Kubota Credit Owner Trust 2020-2A	0.730%	6/15/26	3,000	3,013
5,6	Lanark Master Issuer plc 2018-2A, 3M USD LIBOR
	+ 0.420%	0.676%	12/22/69	4,435	4,438
5,7	Lanark Master Issuer plc 2020-1A	2.277%	12/22/69	1,550	1,589
5	Mercedes-Benz Auto Lease Trust 2020-B	0.500%	6/15/26	2,720	2,730
5	Mercedes-Benz Auto Receivables Trust 2018-1	3.150%	10/15/24	11,460	11,877
5	Mercedes-Benz Auto Receivables Trust 2019-1	2.040%	1/15/26	11,300	11,774
5	Mercedes-Benz Auto Receivables Trust 2020-1	0.550%	2/18/25	19,060	19,154
5	Mercedes-Benz Auto Receivables Trust 2020-1	0.770%	10/15/26	5,050	5,108
5,7	Mercedes-Benz Master Owner Trust 2019-B	2.610%	5/15/24	17,360	17,897
5,7	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	204	206
5,7	MMAF Equipment Finance LLC 2016-AA	2.210%	12/15/32	6,130	6,290
5,7	MMAF Equipment Finance LLC 2017-A	2.410%	8/16/24	4,271	4,317
5,7	MMAF Equipment Finance LLC 2017-A	2.680%	7/16/27	3,090	3,206
5,7	MMAF Equipment Finance LLC 2018-A	3.390%	1/10/25	4,730	4,921
5,7	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	2,580	2,790
5,7	MMAF Equipment Finance LLC 2019-A	3.080%	11/12/41	4,430	4,792
5,7	MMAF Equipment Finance LLC 2020-B	0.850%	4/14/42	4,800	4,809
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2012-C5	3.176%	8/15/45	2,605	2,688
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2012-C5	3.792%	8/15/45	1,116	1,159
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2012-C6	2.858%	11/15/45	1,015	1,045

5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C10	4.082%	7/15/46	5,387	5,763
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C11	3.960%	8/15/46	1,236	1,305
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C11	4.152%	8/15/46	190	205
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C12	4.259%	10/15/46	150	163
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C13	4.039%	11/15/46	85	93
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C14	4.064%	2/15/47	400	433
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C14	4.384%	2/15/47	200	217
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C15	3.773%	4/15/47	1,681	1,813
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C15	4.051%	4/15/47	2,800	3,069
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C16	3.892%	6/15/47	1,738	1,899
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C16	4.094%	6/15/47	330	360
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C17	3.741%	8/15/47	370	406
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C18	3.923%	10/15/47	60	66
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C19	3.526%	12/15/47	10	11
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C20	3.249%	2/15/48	60	65
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C23	3.451%	7/15/50	11,118	12,136
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C23	3.719%	7/15/50	7,440	8,305
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C25	3.372%	10/15/48	2,500	2,738
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C25	3.635%	10/15/48	4,848	5,445
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2016-C29	3.325%	5/15/49	2,055	2,274
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2016-C32	3.459%	12/15/49	5,600	6,269
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2016-C32	3.720%	12/15/49	3,763	4,304
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2017-C34	3.536%	11/15/52	1,250	1,420
5,7	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	2,251	2,284
5	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	7,386	8,312
5	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	760	838
5	Morgan Stanley Capital I Trust 2016-BNK2	2.791%	11/15/49	1,590	1,722
5	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	487	530
5	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	5,373	5,958
5	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	1,260	1,403
5	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	4,257	4,829
5	Morgan Stanley Capital I Trust 2019-L3	3.127%	11/15/52	13,640	15,235
5,6,7 Navient Student Loan Trust 2016-2, 1M USD LIBOR
	+ 1.050%	1.198%	6/25/65	512	513

5,6,7 Navient Student Loan Trust 2016-3, 1M USD LIBOR
	+ 0.850%	0.998%	6/25/65	22	22
5,6,7 Navient Student Loan Trust 2016-6A, 1M USD
	LIBOR + 0.750%	0.898%	3/25/66	3,897	3,902
5,6,7 Navient Student Loan Trust 2017-1, 1M USD LIBOR
	+ 0.750%	0.898%	7/26/66	5,861	5,862
5	Nissan Auto Lease Trust 2020-A	1.840%	1/17/23	11,340	11,499
5	Nissan Auto Lease Trust 2020-B	0.430%	10/16/23	14,820	14,839
5	Nissan Auto Lease Trust 2020-B	0.490%	1/15/26	3,420	3,427
5	Nissan Auto Receivables 2017-C Owner Trust	2.280%	2/15/24	22,360	22,651
5	Nissan Auto Receivables 2019-A Owner Trust	3.160%	12/16/24	6,700	6,970
5	Nissan Auto Receivables 2019-A Owner Trust	3.000%	9/15/25	5,690	5,973
5	Nissan Auto Receivables 2019-B Owner Trust	2.500%	11/15/23	12,860	13,108
5	Nissan Auto Receivables 2019-B Owner Trust	2.540%	12/15/25	2,500	2,619
5	Nissan Auto Receivables 2020-A Owner Trust	1.380%	12/16/24	20,890	21,280
5	Nissan Auto Receivables 2020-A Owner Trust	1.700%	5/17/27	6,910	7,185
5	Nissan Auto Receivables 2020-B Owner Trust	0.550%	7/15/24	23,110	23,210
5	Nissan Auto Receivables 2020-B Owner Trust	0.710%	2/16/27	3,240	3,274
5,7	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	1,250	1,044
5,6,7 Pepper Residential Securities Trust 2021-A1U, 1M
	USD LIBOR + 0.880%	1.033%	1/16/60	397	396
5,6,7 Pepper Residential Securities Trust 2022-A1U, 1M
	USD LIBOR + 1.000%	1.102%	6/20/60	4,896	4,862
5,6,7 Pepper Residential Securities Trust 2023-A1U, 1M
	USD LIBOR + 0.950%	1.108%	8/18/60	2,972	2,962
5,7	PFS Financing Corp. 2020-A	1.270%	6/15/25	6,100	6,183
5,7	PFS Financing Corp. 2020-B	1.210%	6/15/24	3,700	3,735
5,7	PFS Financing Corp. 2020-E	1.000%	10/15/25	1,760	1,772
5,7	PFS Financing Corp. 2020-F	0.930%	8/15/24	1,350	1,358
5,6,7 PHEAA Student Loan Trust 2016-2A, 1M USD
	LIBOR + 0.950%	1.098%	11/25/65	3,719	3,711
5,7	Progress Residential 2018-SFR1 Trust	2.768%	8/17/34	179	180
5,7	Progress Residential 2020-SFR2 Trust	2.078%	6/17/37	780	800
5,6,7 Resimac Premier Series 2017-1A, 1M USD LIBOR +
	0.950%	1.098%	9/11/48	324	323
5,6,7 Resimac Premier Series 2018-1A, 1M USD LIBOR +
	0.800%	0.949%	11/10/49	397	396
5,6,7 Resimac Premier Series 2018-1NCA, 1M USD
	LIBOR + 0.850%	1.003%	12/5/59	509	508
5,6,7 Resimac Premier Series 2018-2, 1M USD LIBOR +
	0.850%	0.999%	4/10/50	2,311	2,310
§,5,7 Resimac Premier Series 2020-1A		1.274%	2/7/52	2,360	2,360
5	Santander Drive Auto Receivables Trust 2020-2	0.670%	4/15/24	3,890	3,900
5	Santander Drive Auto Receivables Trust 2020-3	0.520%	7/15/24	13,870	13,901
5	Santander Drive Auto Receivables Trust 2020-4	0.480%	7/15/24	5,720	5,738
5,7	Santander Retail Auto Lease Trust 2019-A	2.770%	6/20/22	15,850	16,076
5,7	Santander Retail Auto Lease Trust 2020-A	1.690%	1/20/23	8,848	8,941
5,7	Santander Retail Auto Lease Trust 2020-A	1.740%	7/20/23	13,620	13,923
5,7	Santander Retail Auto Lease Trust 2020-A	1.760%	3/20/24	1,490	1,530
5,7	Santander Retail Auto Lease Trust 2020-B	0.650%	12/20/24	4,600	4,617
5,7	Securitized Term Auto Receivables Trust 2018-1A	3.298%	11/25/22	3,100	3,157
5,7	Securitized Term Auto Receivables Trust 2018-2A	3.544%	6/26/23	5,000	5,116
5,7	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	179	183
5,6,7 SMB Private Education Loan Trust 2016-B, 1M USD
	LIBOR + 1.450%	1.609%	2/17/32	135	136
5,6,7 SMB Private Education Loan Trust 2016-C, 1M USD
	LIBOR + 1.100%	1.259%	9/15/34	218	219

5,6,7 SMB Private Education Loan Trust 2017-A, 1M USD
	LIBOR + 0.900%	1.059%	9/15/34	277	278
5,7	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	355	368
5,7	SMB Private Education Loan Trust 2018-A	3.500%	2/15/36	1,701	1,799
5,7	SMB Private Education Loan Trust 2018-B	3.600%	1/15/37	697	733
5,7	SMB Private Education Loan Trust 2018-C	3.630%	11/15/35	1,203	1,289
5,7	SoFi Professional Loan Program 2017-A LLC	2.400%	3/26/40	39	40
5,7	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	194	197
5,7	SoFi Professional Loan Program 2017-D LLC	2.650%	9/25/40	187	192
5,7	SoFi Professional Loan Program 2017-E LLC	2.720%	11/26/40	185	188
5,7	SoFi Professional Loan Program 2017-F LLC	2.840%	1/25/41	278	284
5,7	SoFi Professional Loan Program 2018-A LLC	2.950%	2/25/42	114	117
5,7	SoFi Professional Loan Program 2018-B LLC	3.340%	8/25/47	939	965
5,7	SoFi Professional Loan Program 2018-C LLC	3.590%	1/25/48	1,450	1,501
5,7	SoFi Professional Loan Program 2018-D LLC	3.600%	2/25/48	1,062	1,098
5	Synchrony Card Issuance Trust 2019-2A	2.340%	6/15/25	14,980	15,425
5	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	6,490	6,739
5,7	Tesla Auto Lease Trust 2020-A	0.680%	12/20/23	4,140	4,168
5,7	Tesla Auto Lease Trust 2020-A	0.780%	12/20/23	750	755
5,7	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	100	107
5,7	Toyota Auto Loan Extended Note Trust 2019-1	2.560%	11/25/31	550	589
5,7	Toyota Auto Loan Extended Note Trust 2020-1	1.350%	5/25/33	8,600	8,855
5	Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	10,350	10,667
5	Toyota Auto Receivables 2018-C Owner Trust	3.130%	2/15/24	14,720	15,257
5	Toyota Auto Receivables 2019-A Owner Trust	2.910%	7/17/23	41,274	41,999
5	Toyota Auto Receivables 2019-A Owner Trust	3.000%	5/15/24	3,800	3,983
5	Toyota Auto Receivables 2019-C Owner Trust	1.910%	9/15/23	34,940	35,489
5	Toyota Auto Receivables 2019-D Owner Trust	1.990%	2/18/25	6,850	7,124
5	Toyota Auto Receivables 2020-A Owner Trust	1.680%	5/15/25	6,600	6,826
5	Toyota Auto Receivables 2020-B Owner Trust	1.360%	8/15/24	11,210	11,412
5	Toyota Auto Receivables 2020-B Owner Trust	1.660%	9/15/25	4,570	4,742
5	Toyota Auto Receivables 2020-C Owner Trust	0.570%	10/15/25	4,700	4,728
5,7	Trafigura Securitisation Finance plc 2018-1A	3.730%	3/15/22	3,800	3,879
5	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	273	282
5	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	2,795	3,226
5	UBS Commercial Mortgage Trust 2019-C16	3.460%	4/15/52	483	545
5,7	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	4,409	4,439
5	UBS-Barclays Commercial Mortgage Trust 2012-C4	2.850%	12/10/45	1,499	1,553
5	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	220	231
5	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	150	156
5	Verizon Owner Trust 2019-A	1.940%	4/22/24	28,360	28,965
5	Verizon Owner Trust 2020-A	1.850%	7/22/24	10,310	10,534
5	Verizon Owner Trust 2020-B	0.470%	2/20/25	36,710	36,820
5,7	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	2,836	2,921
5	Volkswagen Auto Loan Enhanced Trust 2018-1	3.020%	11/21/22	8,110	8,208
5	Volkswagen Auto Loan Enhanced Trust 2018-1	3.150%	7/22/24	5,610	5,777
5	Volkswagen Auto Loan Enhanced Trust 2018-2	3.250%	4/20/23	21,354	21,732
5	Volkswagen Auto Loan Enhanced Trust 2018-2	3.330%	2/20/25	8,820	9,159
5	Volkswagen Auto Loan Enhanced Trust 2020-1	0.980%	11/20/24	23,190	23,427
5	Volkswagen Auto Loan Enhanced Trust 2020-1	1.260%	8/20/26	3,400	3,473
5,7	Volvo Financial Equipment LLC Series 2020-1A	0.510%	10/15/24	12,100	12,117
5,7	Volvo Financial Equipment LLC Series 2020-1A	0.600%	3/15/28	2,300	2,303
5	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	852	879
5	Wells Fargo Commercial Mortgage Trust 2012-LC5	3.539%	10/15/45	626	646
5	Wells Fargo Commercial Mortgage Trust 2013-LC12	4.218%	7/15/46	315	338
5	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	10	11
5	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	102	109

5	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	3,199	3,572
5	Wells Fargo Commercial Mortgage Trust 2015-C30	3.664%	9/15/58	2,380	2,668
5	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	7,485	8,438
5	Wells Fargo Commercial Mortgage Trust 2016-
	BNK1	2.652%	8/15/49	300	324
5	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	2,139	2,384
5	Wells Fargo Commercial Mortgage Trust 2016-C37	3.525%	12/15/49	1,810	2,019
5	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	1,285	1,457
5	Wells Fargo Commercial Mortgage Trust 2017-C39	3.157%	9/15/50	30	33
5	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	3,040	3,460
5	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	3,160	3,579
5	Wells Fargo Commercial Mortgage Trust 2017-C42	3.589%	12/15/50	4,890	5,607
5	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	396	452
5	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	1,095	1,291
5	Wells Fargo Commercial Mortgage Trust 2018-C47	4.442%	9/15/61	870	1,045
5	Wells Fargo Commercial Mortgage Trust 2018-C48	4.245%	1/15/52	980	1,141
5	Wells Fargo Commercial Mortgage Trust 2019-C49	3.933%	3/15/52	310	359
5	Wells Fargo Commercial Mortgage Trust 2019-C54	3.146%	12/15/52	1,280	1,443
5	Wells Fargo Commercial Mortgage Trust 2020-C58	1.849%	7/15/53	2,850	2,956
5,7	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	1,043	1,048
5	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	1,199	1,231
5	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	683	687
5	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	233	240
5	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	2,374	2,451
5	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	633	658
5	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	255	275
5	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	1,665	1,825
5	WFRBS Commercial Mortgage Trust 2014-C19	3.829%	3/15/47	1,640	1,761
5	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	1,215	1,338
5	WFRBS Commercial Mortgage Trust 2014-C21	3.410%	8/15/47	20	21
5	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	80	88
5	WFRBS Commercial Mortgage Trust 2014-C23	3.650%	10/15/57	5,015	5,498
5	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	925	1,024
5	WFRBS Commercial Mortgage Trust 2014-C24	3.607%	11/15/47	2,190	2,402
5	WFRBS Commercial Mortgage Trust 2014-LC14	3.766%	3/15/47	2,471	2,664
5	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	2,597	2,840
5,7	Wheels SPV 2 LLC 2020-1A	0.510%	8/20/29	5,200	5,195
5,7	Wheels SPV 2 LLC 2020-1A	0.620%	8/20/29	1,700	1,698
5	World Omni Auto Receivables Trust 2018-A	2.730%	2/15/24	10,860	11,155
5	World Omni Auto Receivables Trust 2018-D	3.330%	4/15/24	20,853	21,296
5	World Omni Auto Receivables Trust 2018-D	3.440%	12/16/24	3,070	3,225
5	World Omni Auto Receivables Trust 2019-A	3.220%	6/16/25	5,230	5,521
5	World Omni Auto Receivables Trust 2020-B	0.630%	5/15/25	25,510	25,677
5	World Omni Auto Receivables Trust 2020-B	0.820%	1/15/26	7,580	7,655
5	World Omni Auto Receivables Trust 2020-C	0.610%	10/15/26	5,400	5,442
5	World Omni Automobile Lease Securitization Trust
	2019-B	2.030%	11/15/22	27,800	28,268
5	World Omni Automobile Lease Securitization Trust
	2020-A	1.790%	6/16/25	9,400	9,635
5	World Omni Automobile Lease Securitization Trust
	2020-B	0.520%	2/17/26	4,680	4,694
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,288,195)					3,391,460
Corporate Bonds (30.0%)
Finance (17.5%)
	Banking (14.3%)
	American Express Co.	3.700%	8/3/23	35,905	38,824
	American Express Co.	3.400%	2/22/24	11,135	12,124

	American Express Co.	3.000%	10/30/24	18,265	19,931
8	Australia & New Zealand Banking Group Ltd.	0.625%	2/21/23	5,825	7,252
	Banco Santander SA	4.379%	4/12/28	2,585	3,007
	Banco Santander SA	3.306%	6/27/29	7,600	8,497
	Bank of America Corp.	3.300%	1/11/23	14,870	15,761
5	Bank of America Corp.	2.816%	7/21/23	44,800	46,541
8	Bank of America Corp.	0.750%	7/26/23	8,000	9,994
5	Bank of America Corp.	3.004%	12/20/23	27,480	28,916
	Bank of America Corp.	4.125%	1/22/24	10,000	11,099
5	Bank of America Corp.	3.550%	3/5/24	107,080	114,039
5	Bank of America Corp.	3.864%	7/23/24	33,950	36,840
5	Bank of America Corp.	3.458%	3/15/25	22,500	24,378
	Bank of America Corp.	3.875%	8/1/25	4,582	5,228
5	Bank of America Corp.	0.981%	9/25/25	13,670	13,802
5	Bank of America Corp.	3.366%	1/23/26	44,735	49,059
5	Bank of America Corp.	2.015%	2/13/26	10,000	10,458
	Bank of America Corp.	3.500%	4/19/26	3,998	4,529
5	Bank of America Corp.	1.319%	6/19/26	10,890	11,061
5	Bank of America Corp.	1.197%	10/24/26	13,480	13,633
5	Bank of America Corp.	3.559%	4/23/27	2,777	3,127
	Bank of America Corp.	3.248%	10/21/27	4,500	5,034
5	Bank of America Corp.	3.824%	1/20/28	37,156	42,537
5	Bank of America Corp.	3.705%	4/24/28	5,800	6,576
5	Bank of America Corp.	3.419%	12/20/28	54,922	61,961
5	Bank of America Corp.	3.970%	3/5/29	3,000	3,495
5	Bank of America Corp.	3.974%	2/7/30	1,960	2,299
5	Bank of America Corp.	3.194%	7/23/30	23,795	26,540
5	Bank of America Corp.	2.884%	10/22/30	37,816	41,301
5	Bank of America Corp.	2.496%	2/13/31	75	80
5	Bank of America Corp.	2.592%	4/29/31	7,500	8,043
5	Bank of America Corp.	1.898%	7/23/31	26,656	26,838
5	Bank of America Corp.	1.922%	10/24/31	5,000	5,047
	Bank of Montreal	3.300%	2/5/24	33,960	36,756
	Bank of New York Mellon Corp.	2.950%	1/29/23	19,250	20,223
	Bank of New York Mellon Corp.	3.450%	8/11/23	15,780	17,026
	Bank of New York Mellon Corp.	3.400%	5/15/24	1,100	1,202
	Bank of New York Mellon Corp.	2.100%	10/24/24	3,500	3,726
	Bank of New York Mellon Corp.	3.000%	2/24/25	700	768
	Bank of New York Mellon Corp.	1.600%	4/24/25	12,400	12,935
	Bank of New York Mellon Corp.	2.450%	8/17/26	2,825	3,066
	Bank of New York Mellon Corp.	3.250%	5/16/27	10,000	11,319
5	Bank of New York Mellon Corp.	3.442%	2/7/28	7,827	8,909
	Bank of Nova Scotia	1.950%	2/1/23	16,365	16,889
	Bank of Nova Scotia	2.200%	2/3/25	9,530	10,024
	Bank of Nova Scotia	1.300%	6/11/25	17,120	17,528
	Bank of Nova Scotia	2.700%	8/3/26	7,520	8,254
7	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	13,875	13,960
7	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	37,330	38,649
7	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	39,510	42,662
7	Banque Federative du Credit Mutuel SA	0.650%	2/27/24	16,800	16,794
7	Banque Federative du Credit Mutuel SA	2.375%	11/21/24	11,000	11,645
	BNP Paribas SA	5.000%	1/15/21	5,000	5,007
5,7	BNP Paribas SA	2.219%	6/9/26	7,620	7,953
7	BPCE SA	2.375%	1/14/25	3,500	3,676
5	Canadian Imperial Bank of Commerce	2.606%	7/22/23	8,335	8,618
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	15,975	17,313
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	3,800	4,109

	Canadian Imperial Bank of Commerce	0.950%	10/23/25	7,650	7,707
5	Citigroup Inc.	2.312%	11/4/22	10,000	10,152
5	Citigroup Inc.	2.876%	7/24/23	20,000	20,778
5	Citigroup Inc.	1.678%	5/15/24	38,445	39,615
5	Citigroup Inc.	3.106%	4/8/26	10,000	10,932
	Citigroup Inc.	3.200%	10/21/26	3,310	3,690
5	Citigroup Inc.	2.666%	1/29/31	8,380	8,939
5	Citigroup Inc.	4.412%	3/31/31	11,593	14,052
5	Citigroup Inc.	2.572%	6/3/31	5,000	5,319
7	Commonwealth Bank of Australia	3.150%	9/19/27	12,000	13,419
	Cooperatieve Rabobank UA	2.750%	1/10/23	54,710	57,343
7	Cooperatieve Rabobank UA	3.875%	9/26/23	10,635	11,592
8	Cooperatieve Rabobank UA	0.625%	2/27/24	7,300	9,127
7	Cooperatieve Rabobank UA	2.625%	7/22/24	5,990	6,367
5,7	Cooperatieve Rabobank UA	1.339%	6/24/26	15,000	15,266
	Credit Suisse AG	1.000%	5/5/23	14,470	14,698
	Credit Suisse AG	3.625%	9/9/24	8,000	8,870
	Credit Suisse AG	2.950%	4/9/25	23,500	25,641
8	DNB Bank ASA	0.050%	11/14/23	8,000	9,846
7	DNB Bank ASA	1.127%	9/16/26	9,120	9,188
	Fifth Third Bank	2.250%	2/1/27	10,000	10,651
	First Republic Bank	2.500%	6/6/22	17,170	17,653
5	First Republic Bank	1.912%	2/12/24	13,330	13,723
	Goldman Sachs Group Inc.	5.750%	1/24/22	8,200	8,663
5	Goldman Sachs Group Inc.	2.876%	10/31/22	6,270	6,387
	Goldman Sachs Group Inc.	3.625%	1/22/23	295	314
	Goldman Sachs Group Inc.	3.200%	2/23/23	10,000	10,565
5	Goldman Sachs Group Inc.	2.908%	6/5/23	10,600	10,976
5	Goldman Sachs Group Inc.	2.905%	7/24/23	4,750	4,927
	Goldman Sachs Group Inc.	0.627%	11/17/23	16,250	16,304
8	Goldman Sachs Group Inc.	1.375%	5/15/24	8,000	10,083
	Goldman Sachs Group Inc.	3.850%	7/8/24	2,100	2,298
	Goldman Sachs Group Inc.	3.500%	1/23/25	5,675	6,255
	Goldman Sachs Group Inc.	3.750%	5/22/25	8,560	9,608
	Goldman Sachs Group Inc.	1.093%	12/9/26	26,845	27,103
5	HSBC Holdings plc	3.262%	3/13/23	48,755	50,310
	HSBC Holdings plc	3.600%	5/25/23	4,085	4,392
5	HSBC Holdings plc	3.033%	11/22/23	13,015	13,627
5	HSBC Holdings plc	3.950%	5/18/24	13,280	14,309
5	HSBC Holdings plc	3.803%	3/11/25	1,605	1,752
5	HSBC Holdings plc	2.633%	11/7/25	26,491	28,159
	HSBC Holdings plc	4.300%	3/8/26	4,840	5,578
5	HSBC Holdings plc	1.645%	4/18/26	7,150	7,297
	HSBC Holdings plc	3.900%	5/25/26	3,650	4,165
5	HSBC Holdings plc	2.099%	6/4/26	25,000	25,950
5	HSBC Holdings plc	4.292%	9/12/26	10,050	11,409
	HSBC Holdings plc	1.589%	5/24/27	13,330	13,514
5	HSBC Holdings plc	4.041%	3/13/28	28,181	31,984
5	HSBC Holdings plc	2.013%	9/22/28	25,000	25,388
5	HSBC Holdings plc	4.583%	6/19/29	18,855	22,295
	HSBC Holdings plc	4.950%	3/31/30	10,000	12,422
5	HSBC Holdings plc	2.357%	8/18/31	7,440	7,641
	Huntington National Bank	2.500%	8/7/22	3,685	3,803
	Huntington National Bank	3.550%	10/6/23	28,270	30,577
	ING Groep NV	4.100%	10/2/23	7,850	8,618
8	JPMorgan Chase & Co.	2.750%	8/24/22	8,000	10,257
	JPMorgan Chase & Co.	2.972%	1/15/23	26,183	26,906

5	JPMorgan Chase & Co.	3.207%	4/1/23	33,370	34,519
5	JPMorgan Chase & Co.	2.776%	4/25/23	25,120	25,933
	JPMorgan Chase & Co.	2.700%	5/18/23	6,106	6,412
	JPMorgan Chase & Co.	3.875%	2/1/24	4,000	4,393
5	JPMorgan Chase & Co.	3.559%	4/23/24	60,810	65,110
	JPMorgan Chase & Co.	3.625%	5/13/24	5,500	6,078
5	JPMorgan Chase & Co.	1.514%	6/1/24	30,000	30,741
5	JPMorgan Chase & Co.	4.023%	12/5/24	15,235	16,737
	JPMorgan Chase & Co.	3.125%	1/23/25	14,156	15,481
5	JPMorgan Chase & Co.	3.220%	3/1/25	54,505	58,715
	JPMorgan Chase & Co.	3.900%	7/15/25	14,605	16,476
5	JPMorgan Chase & Co.	2.301%	10/15/25	13,250	14,057
5	JPMorgan Chase & Co.	2.005%	3/13/26	4,650	4,874
	JPMorgan Chase & Co.	3.300%	4/1/26	930	1,039
5	JPMorgan Chase & Co.	2.083%	4/22/26	25,500	26,933
	JPMorgan Chase & Co.	3.200%	6/15/26	11,430	12,800
	JPMorgan Chase & Co.	1.045%	11/19/26	20,000	20,217
	JPMorgan Chase & Co.	4.125%	12/15/26	8,190	9,500
5	JPMorgan Chase & Co.	3.782%	2/1/28	3,595	4,129
5	JPMorgan Chase & Co.	3.540%	5/1/28	26,840	30,439
5	JPMorgan Chase & Co.	3.509%	1/23/29	8,575	9,764
5	JPMorgan Chase & Co.	4.005%	4/23/29	16,335	19,056
5	JPMorgan Chase & Co.	4.452%	12/5/29	37,465	45,614
5	JPMorgan Chase & Co.	3.702%	5/6/30	4,600	5,304
5	JPMorgan Chase & Co.	2.739%	10/15/30	20,000	21,684
5	JPMorgan Chase & Co.	4.493%	3/24/31	12,900	15,855
5	JPMorgan Chase & Co.	2.522%	4/22/31	15,000	16,025
	Lloyds Banking Group plc	4.050%	8/16/23	15,000	16,307
	Lloyds Banking Group plc	3.900%	3/12/24	5,000	5,494
5,7	Macquarie Group Ltd.	3.189%	11/28/23	3,973	4,150
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	3,700	4,015
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	812	822
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	10,000	10,332
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	19,630	20,301
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	11,599	12,005
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	18,655	20,219
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	1,025	1,079
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	4,500	4,872
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	14,640	15,672
5	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	33,375	33,495
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	10,250	10,824
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	45,530	50,809
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	11,555	11,790
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	427	491
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	1,807	1,976
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	1,163	1,322
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	6,550	7,686
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	8,000	8,969
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	22,800	23,645
7	Mizuho Bank Ltd.	3.750%	4/16/24	7,360	8,085
7	Mizuho Bank Ltd.	3.600%	9/25/24	6,300	6,952
5	Mizuho Financial Group Inc.	1.241%	7/10/24	17,100	17,265
5	Mizuho Financial Group Inc.	2.555%	9/13/25	5,000	5,297
7	Mizuho Financial Group Inc.	3.477%	4/12/26	12,178	13,654
	Mizuho Financial Group Inc.	4.018%	3/5/28	2,250	2,629
5	Mizuho Financial Group Inc.	3.153%	7/16/30	5,400	5,966
5	Mizuho Financial Group Inc.	2.869%	9/13/30	4,000	4,337

5	Mizuho Financial Group Inc.	2.201%	7/10/31	5,000	5,167
	Morgan Stanley	5.750%	1/25/21	2,250	2,255
	Morgan Stanley	2.625%	11/17/21	12,900	13,150
	Morgan Stanley	2.750%	5/19/22	17,825	18,404
	Morgan Stanley	3.125%	1/23/23	625	660
	Morgan Stanley	3.750%	2/25/23	11,235	12,030
	Morgan Stanley	3.875%	4/29/24	17,649	19,508
5,8	Morgan Stanley	0.637%	7/26/24	8,000	9,944
	Morgan Stanley	3.700%	10/23/24	10,687	11,898
5	Morgan Stanley	2.720%	7/22/25	8,670	9,274
	Morgan Stanley	4.000%	7/23/25	6,355	7,243
5	Morgan Stanley	0.864%	10/21/25	5,200	5,242
	Morgan Stanley	3.875%	1/27/26	8,295	9,496
5	Morgan Stanley	2.188%	4/28/26	32,000	33,775
	Morgan Stanley	3.125%	7/27/26	6,760	7,530
	Morgan Stanley	0.985%	12/10/26	9,470	9,524
	Morgan Stanley	3.625%	1/20/27	3,625	4,152
5	Morgan Stanley	4.431%	1/23/30	15,000	18,244
5	Morgan Stanley	3.622%	4/1/31	10,000	11,575
	Morgan Stanley	1.794%	2/13/32	11,680	11,733
	MUFG Americas Holdings Corp.	3.500%	6/18/22	3,065	3,204
	MUFG Americas Holdings Corp.	3.000%	2/10/25	1,600	1,732
7	MUFG Bank Ltd.	2.850%	9/8/21	260	264
	MUFG Union Bank NA	2.100%	12/9/22	8,000	8,255
8	National Australia Bank Ltd.	0.250%	5/20/24	5,825	7,227
8	Nationwide Building Society	0.625%	4/19/23	8,000	9,945
7	Nationwide Building Society	1.000%	8/28/25	10,580	10,617
7	Nordea Bank Abp	1.000%	6/9/23	8,680	8,785
7	Nordea Bank Abp	0.750%	8/28/25	34,800	34,844
	PNC Bank NA	2.700%	11/1/22	2,650	2,759
	PNC Bank NA	2.950%	2/23/25	12,514	13,696
	PNC Bank NA	3.250%	6/1/25	27	30
	PNC Bank NA	3.100%	10/25/27	21,067	23,556
	PNC Bank NA	3.250%	1/22/28	6,245	7,104
	PNC Financial Services Group Inc.	2.854%	11/9/22	1,335	1,397
	PNC Financial Services Group Inc.	3.500%	1/23/24	7,930	8,639
	PNC Financial Services Group Inc.	2.600%	7/23/26	3,820	4,194
	PNC Financial Services Group Inc.	3.150%	5/19/27	4,000	4,506
	PNC Financial Services Group Inc.	3.450%	4/23/29	11,370	13,112
	PNC Financial Services Group Inc.	2.550%	1/22/30	5,000	5,463
	Royal Bank of Canada	1.600%	4/17/23	12,000	12,330
	Royal Bank of Canada	3.700%	10/5/23	9,880	10,768
	Royal Bank of Canada	2.550%	7/16/24	14,025	15,001
	Royal Bank of Canada	2.250%	11/1/24	28,806	30,634
	Royal Bank of Canada	1.150%	6/10/25	19,250	19,617
	Santander UK plc	3.400%	6/1/21	53,095	53,753
	Santander UK plc	2.875%	6/18/24	3,100	3,315
7	Skandinaviska Enskilda Banken AB	0.850%	9/2/25	57,625	57,760
	State Street Corp.	4.375%	3/7/21	5,800	5,841
	State Street Corp.	3.300%	12/16/24	35,592	39,479
	State Street Corp.	2.901%	3/30/25	2,280	2,477
	State Street Corp.	3.550%	8/18/25	2,630	2,968
5	State Street Corp.	2.354%	11/1/25	2,400	2,547
	State Street Corp.	2.400%	1/24/30	8,970	9,746
	State Street Corp.	3.152%	3/30/30	11,280	12,831
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	2,720	2,761
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	9,575	9,916

	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	16,022	16,647
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	6,970	7,352
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	11,590	12,544
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	7,750	8,471
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	45,559	48,554
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	10,000	10,600
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	23,595	24,126
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	14,962	16,232
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	1,449	1,606
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	10,290	11,546
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	3,500	3,931
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	1,000	1,124
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	4,040	4,598
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	2,850	3,413
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	13,550	15,028
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	12,030	13,108
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	10,000	10,388
7	Svenska Handelsbanken AB	0.625%	6/30/23	14,000	14,034
	Svenska Handelsbanken AB	3.900%	11/20/23	11,255	12,301
8	Svenska Handelsbanken AB	0.125%	6/18/24	5,825	7,201
8	Swedbank AB	0.300%	9/6/22	8,000	9,858
7	Swedbank AB	0.600%	9/25/23	14,050	14,096
	Toronto-Dominion Bank	0.750%	6/12/23	43,170	43,496
	Toronto-Dominion Bank	3.500%	7/19/23	28,820	31,121
8	Toronto-Dominion Bank	0.625%	7/20/23	5,825	7,276
	Toronto-Dominion Bank	2.650%	6/12/24	3,434	3,679
	Toronto-Dominion Bank	1.150%	6/12/25	43,550	44,343
	Toronto-Dominion Bank	0.750%	9/11/25	16,000	16,006
5	Toronto-Dominion Bank	3.625%	9/15/31	1,250	1,416
	Truist Bank	2.750%	5/1/23	4,000	4,212
	Truist Bank	3.200%	4/1/24	12,550	13,618
5	Truist Bank	3.689%	8/2/24	3,135	3,391
	Truist Bank	2.150%	12/6/24	50,883	53,868
	Truist Bank	1.500%	3/10/25	7,500	7,749
	Truist Bank	4.050%	11/3/25	34,710	39,816
	Truist Bank	2.250%	3/11/30	5,950	6,215
	Truist Financial Corp.	2.200%	3/16/23	3,000	3,114
	Truist Financial Corp.	3.750%	12/6/23	19,600	21,502
	Truist Financial Corp.	2.500%	8/1/24	76,382	81,315
	Truist Financial Corp.	1.200%	8/5/25	8,030	8,239
	Truist Financial Corp.	1.125%	8/3/27	18,235	18,345
	Truist Financial Corp.	1.950%	6/5/30	3,750	3,895
5,7	UBS Group AG	1.008%	7/30/24	6,665	6,723
5,7	UBS Group AG	1.364%	1/30/27	19,165	19,312
7	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	24,139	24,745
7	UBS Group Funding Switzerland AG	3.491%	5/23/23	3,535	3,685
5,7	UBS Group Funding Switzerland AG	2.859%	8/15/23	26,640	27,619
7	UBS Group Funding Switzerland AG	4.125%	9/24/25	7,590	8,691
7	UBS Group Funding Switzerland AG	4.125%	4/15/26	1,500	1,730
	US Bancorp	3.700%	1/30/24	4,235	4,617
	US Bancorp	3.375%	2/5/24	5,650	6,134
	US Bancorp	1.450%	5/12/25	31,180	32,285
	US Bancorp	3.950%	11/17/25	10,450	12,057
	US Bancorp	3.150%	4/27/27	9,000	10,094
	US Bancorp	3.000%	7/30/29	3,000	3,336
	US Bancorp	1.375%	7/22/30	10,000	9,989
	US Bank NA	2.050%	1/21/25	13,010	13,724

US Bank NA	2.800%	1/27/25	3,900	4,232
Wells Fargo & Co.	3.000%	1/22/21	2,240	2,242
Wells Fargo & Co.	2.625%	7/22/22	19,780	20,471
Wells Fargo & Co.	3.450%	2/13/23	8,300	8,788
Wells Fargo & Co.	3.750%	1/24/24	18,285	19,925
8 Wells Fargo & Co.	0.500%	4/26/24	15,280	18,930
5 Wells Fargo & Co.	1.654%	6/2/24	5,000	5,118
Wells Fargo & Co.	3.300%	9/9/24	8,943	9,798
Wells Fargo & Co.	3.000%	2/19/25	15,170	16,450
5 Wells Fargo & Co.	2.406%	10/30/25	14,968	15,803
5 Wells Fargo & Co.	2.164%	2/11/26	7,000	7,343
Wells Fargo & Co.	3.000%	4/22/26	20,000	22,009
Wells Fargo & Co.	2.188%	4/30/26	10,000	10,530
Wells Fargo & Co.	3.000%	10/23/26	16,620	18,421
5 Wells Fargo & Co.	3.196%	6/17/27	7,100	7,850
5 Wells Fargo & Co.	3.584%	5/22/28	10,500	11,891
5 Wells Fargo & Co.	2.393%	6/2/28	9,270	9,854
Wells Fargo & Co.	4.150%	1/24/29	8,575	10,145
5 Wells Fargo & Co.	2.879%	10/30/30	700	760
5 Wells Fargo & Co.	2.572%	2/11/31	5,000	5,276
Wells Fargo Bank NA	3.550%	8/14/23	30,805	33,269
Westpac Banking Corp.	2.750%	1/11/23	19,990	20,950
8 Westpac Banking Corp.	0.750%	10/17/23	13,825	17,374
Westpac Banking Corp.	3.300%	2/26/24	19,310	20,981
Westpac Banking Corp.	2.350%	2/19/25	17,000	18,209
Westpac Banking Corp.	3.350%	3/8/27	18,935	21,489
Westpac Banking Corp.	2.650%	1/16/30	2,500	2,801

Brokerage (0.9%)
Ameriprise Financial Inc.	3.000%	3/22/22	1,875	1,936
Ameriprise Financial Inc.	3.000%	4/2/25	51,737	56,381
BlackRock Inc.	3.200%	3/15/27	1,545	1,744
BlackRock Inc.	3.250%	4/30/29	3,750	4,297
BlackRock Inc.	2.400%	4/30/30	19,497	21,252
BlackRock Inc.	1.900%	1/28/31	2,800	2,924
Brookfield Finance Inc.	4.350%	4/15/30	7,000	8,376
Cboe Global Markets Inc.	1.625%	12/15/30	8,750	8,842
Charles Schwab Corp.	3.850%	5/21/25	17,155	19,512
Charles Schwab Corp.	0.900%	3/11/26	10,000	10,122
Charles Schwab Corp.	3.200%	1/25/28	4,143	4,680
Charles Schwab Corp.	4.000%	2/1/29	8,980	10,681
Charles Schwab Corp.	3.250%	5/22/29	10,065	11,534
Charles Schwab Corp.	4.625%	3/22/30	800	1,001
Franklin Resources Inc.	1.600%	10/30/30	5,000	4,978
Invesco Finance plc	3.125%	11/30/22	5,203	5,464
Invesco Finance plc	4.000%	1/30/24	12,165	13,366
Invesco Finance plc	3.750%	1/15/26	1,897	2,137
7 National Securities Clearing Corp.	0.400%	12/7/23	14,330	14,365
7 National Securities Clearing Corp.	0.750%	12/7/25	50,000	50,130
7 Nuveen Finance LLC	4.125%	11/1/24	20,000	22,500
TD Ameritrade Holding Corp.	3.625%	4/1/25	3,670	4,074
TD Ameritrade Holding Corp.	3.300%	4/1/27	4,574	5,123

Finance Companies (0.0%)
7 USAA Capital Corp.	1.500%	5/1/23	2,080	2,135
7 USAA Capital Corp.	2.125%	5/1/30	2,400	2,520

Insurance (1.7%)
Aflac Inc.	3.600%	4/1/30	19,050	22,349
7 AIG Global Funding	2.700%	12/15/21	2,625	2,684
7 AIG Global Funding	0.800%	7/7/23	15,820	15,969
7 AIG Global Funding	0.900%	9/22/25	29,000	29,037
Allstate Corp.	0.750%	12/15/25	2,000	2,009
Allstate Corp.	1.450%	12/15/30	23,000	22,883
7 Athene Global Funding	1.200%	10/13/23	4,750	4,777
Berkshire Hathaway Finance Corp.	1.850%	3/12/30	9,850	10,341
8 Berkshire Hathaway Inc.	0.625%	1/17/23	8,000	9,946
Chubb INA Holdings Inc.	2.700%	3/13/23	1,940	2,039
Chubb INA Holdings Inc.	3.350%	5/15/24	30,810	33,617
Chubb INA Holdings Inc.	3.150%	3/15/25	9,485	10,470
Chubb INA Holdings Inc.	3.350%	5/3/26	8,670	9,772
Chubb INA Holdings Inc.	1.375%	9/15/30	16,500	16,431
7 Empower Finance 2020 LP	1.357%	9/17/27	4,500	4,532
7 Empower Finance 2020 LP	1.776%	3/17/31	4,670	4,775
7 Equitable Financial Life Global Funding	1.400%	7/7/25	22,980	23,453
7 Five Corners Funding Trust	4.419%	11/15/23	15,000	16,630
7 Health Care Service Corp.	2.200%	6/1/30	8,000	8,357
7 Jackson National Life Global Funding	3.300%	2/1/22	1,625	1,676
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	11,420	12,446
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	10,130	11,232
Marsh & McLennan Cos. Inc.	2.250%	11/15/30	18,000	19,035
7 MassMutual Global Funding II	2.750%	6/22/24	14,920	16,033
7 MassMutual Global Funding II	2.950%	1/11/25	2,500	2,724
7 MassMutual Global Funding II	3.400%	3/8/26	13,000	14,608
MetLife Inc.	4.550%	3/23/30	13,076	16,360
7 Metropolitan Life Global Funding I	1.950%	1/13/23	5,990	6,170
7 Metropolitan Life Global Funding I	3.600%	1/11/24	3,820	4,175
7 Metropolitan Life Global Funding I	3.450%	12/18/26	4,660	5,316
7 New York Life Global Funding	2.350%	7/14/26	5,200	5,554
7 New York Life Global Funding	1.200%	8/7/30	15,000	14,578
7 New York Life Insurance Co.	1.100%	5/5/23	5,670	5,748
7 Pacific Life Global Funding II	0.500%	9/23/23	33,430	33,477
7 Pricoa Global Funding I	0.800%	9/1/25	2,445	2,434
Progressive Corp.	3.200%	3/26/30	12,320	14,190
7 Protective Life Global Funding	0.631%	10/13/23	11,770	11,797
Prudential Financial Inc.	1.500%	3/10/26	5,300	5,491
Prudential plc	3.125%	4/14/30	3,500	3,967
UnitedHealth Group Inc.	2.875%	3/15/23	1,650	1,743
UnitedHealth Group Inc.	3.500%	2/15/24	5,820	6,358
UnitedHealth Group Inc.	2.375%	8/15/24	5,025	5,358
UnitedHealth Group Inc.	3.750%	7/15/25	1,925	2,192
UnitedHealth Group Inc.	1.250%	1/15/26	6,810	6,989
UnitedHealth Group Inc.	3.450%	1/15/27	21,140	24,175
UnitedHealth Group Inc.	3.375%	4/15/27	415	473
UnitedHealth Group Inc.	2.950%	10/15/27	13,866	15,549
UnitedHealth Group Inc.	3.850%	6/15/28	8,630	10,233
UnitedHealth Group Inc.	3.875%	12/15/28	8,345	9,978
UnitedHealth Group Inc.	2.875%	8/15/29	3,726	4,219
UnitedHealth Group Inc.	2.000%	5/15/30	7,500	7,948

Real Estate Investment Trusts (0.6%)
AvalonBay Communities Inc.	3.350%	5/15/27	2,960	3,318
AvalonBay Communities Inc.	3.200%	1/15/28	2,250	2,509
AvalonBay Communities Inc.	2.300%	3/1/30	5,000	5,299

Camden Property Trust	4.875%	6/15/23	5,935	6,476
Camden Property Trust	4.250%	1/15/24	16,018	17,500
Camden Property Trust	3.500%	9/15/24	435	472
ERP Operating LP	2.850%	11/1/26	6,140	6,791
ERP Operating LP	4.150%	12/1/28	11,480	13,674
ERP Operating LP	3.000%	7/1/29	8,120	9,041
ERP Operating LP	2.500%	2/15/30	1,500	1,617
Federal Realty Investment Trust	2.750%	6/1/23	5,330	5,563
Federal Realty Investment Trust	3.250%	7/15/27	6,335	6,914
Prologis LP	3.750%	11/1/25	8,200	9,318
Prologis LP	2.125%	4/15/27	3,600	3,860
Prologis LP	1.250%	10/15/30	10,000	9,874
Public Storage	3.094%	9/15/27	4,000	4,471
Public Storage	3.385%	5/1/29	13,880	15,840
Realty Income Corp.	3.875%	4/15/25	24,932	28,077
Realty Income Corp.	0.750%	3/15/26	4,710	4,698
Realty Income Corp.	4.125%	10/15/26	16,355	19,212
Simon Property Group LP	3.750%	2/1/24	2,550	2,761
Simon Property Group LP	3.375%	10/1/24	1,240	1,347
Simon Property Group LP	3.500%	9/1/25	1,003	1,111
Simon Property Group LP	3.300%	1/15/26	5,080	5,563
Simon Property Group LP	3.375%	6/15/27	10,780	11,940
Simon Property Group LP	3.375%	12/1/27	6,775	7,560
Simon Property Group LP	2.450%	9/13/29	3,300	3,463
				5,701,152
Industrial (10.5%)
Basic Industry (0.4%)
7 Air Liquide Finance SA	2.250%	9/27/23	25,555	26,740
Air Products & Chemicals Inc.	2.750%	2/3/23	29	30
Air Products & Chemicals Inc.	1.850%	5/15/27	3,620	3,833
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	4,005	4,120
7 Georgia-Pacific LLC	0.950%	5/15/26	50,855	51,095
8 Linde Finance BV	0.250%	1/18/22	8,000	9,824
Praxair Inc.	1.100%	8/10/30	12,430	12,283
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	7,025	7,934

Capital Goods (1.0%)
3M Co.	2.000%	2/14/25	28,325	30,017
Caterpillar Financial Services Corp.	2.850%	6/1/22	7,100	7,364
Caterpillar Financial Services Corp.	2.400%	6/6/22	7,096	7,308
Caterpillar Financial Services Corp.	3.750%	11/24/23	6,005	6,575
Caterpillar Financial Services Corp.	3.300%	6/9/24	95	104
Caterpillar Financial Services Corp.	2.150%	11/8/24	11,095	11,772
Caterpillar Financial Services Corp.	0.800%	11/13/25	15,600	15,658
Caterpillar Financial Services Corp.	1.100%	9/14/27	18,610	18,760
Caterpillar Inc.	2.600%	9/19/29	12,000	13,224
Emerson Electric Co.	0.875%	10/15/26	9,640	9,698
Emerson Electric Co.	1.800%	10/15/27	13,090	13,812
General Dynamics Corp.	3.250%	4/1/25	22,061	24,318
General Dynamics Corp.	3.500%	5/15/25	3,754	4,191
General Dynamics Corp.	2.125%	8/15/26	4,694	5,026
General Dynamics Corp.	3.500%	4/1/27	16,745	19,136
General Dynamics Corp.	2.625%	11/15/27	31,170	34,044
General Dynamics Corp.	3.750%	5/15/28	5,580	6,518
General Dynamics Corp.	3.625%	4/1/30	4,100	4,860
Honeywell International Inc.	1.950%	6/1/30	22,500	23,739
Illinois Tool Works Inc.	2.650%	11/15/26	9,640	10,632

John Deere Capital Corp.	2.650%	6/24/24	9,000	9,694
John Deere Capital Corp.	2.250%	9/14/26	7,790	8,402
Lockheed Martin Corp.	3.550%	1/15/26	23,104	26,170
Lockheed Martin Corp.	1.850%	6/15/30	8,645	9,048
Precision Castparts Corp.	2.500%	1/15/23	10,440	10,857

Communication (0.8%)
America Movil SAB de CV	3.125%	7/16/22	1,160	1,207
Comcast Corp.	3.600%	3/1/24	9,390	10,304
Comcast Corp.	3.700%	4/15/24	13,085	14,380
Comcast Corp.	3.375%	2/15/25	29,805	32,926
Comcast Corp.	3.375%	8/15/25	23,444	26,057
Comcast Corp.	3.950%	10/15/25	13,900	15,919
Comcast Corp.	3.150%	2/15/28	28,825	32,291
Comcast Corp.	4.150%	10/15/28	40,135	48,019
Comcast Corp.	2.650%	2/1/30	10,970	11,943
Comcast Corp.	3.400%	4/1/30	11,500	13,215
S&P Global Inc.	2.500%	12/1/29	10,680	11,628
Walt Disney Co.	1.750%	8/30/24	18,120	18,865
Walt Disney Co.	3.000%	2/13/26	13,228	14,626
Walt Disney Co.	3.375%	11/15/26	2,200	2,478
Walt Disney Co.	2.200%	1/13/28	11,000	11,759

Consumer Cyclical (1.9%)
Alibaba Group Holding Ltd.	3.600%	11/28/24	1,550	1,705
Amazon.com Inc.	1.200%	6/3/27	17,000	17,332
Amazon.com Inc.	3.150%	8/22/27	7,000	7,960
8 American Honda Finance Corp.	1.600%	4/20/22	8,000	9,999
American Honda Finance Corp.	2.150%	9/10/24	15,000	15,854
American Honda Finance Corp.	2.350%	1/8/27	25,000	26,847
Automatic Data Processing Inc.	1.250%	9/1/30	20,000	19,745
7 BMW US Capital LLC	3.400%	8/13/21	14,100	14,328
Costco Wholesale Corp.	3.000%	5/18/27	13,225	14,826
Costco Wholesale Corp.	1.375%	6/20/27	8,700	8,960
Costco Wholesale Corp.	1.600%	4/20/30	27,777	28,419
Cummins Inc.	0.750%	9/1/25	8,000	8,048
Cummins Inc.	1.500%	9/1/30	25,000	25,126
Home Depot Inc.	2.500%	4/15/27	5,000	5,466
Home Depot Inc.	2.800%	9/14/27	14,340	15,982
Home Depot Inc.	3.900%	12/6/28	10,000	11,981
Home Depot Inc.	2.950%	6/15/29	21,000	23,833
Mastercard Inc.	2.000%	3/3/25	15,133	16,058
Mastercard Inc.	2.950%	11/21/26	22,315	24,928
Mastercard Inc.	2.950%	6/1/29	11,000	12,375
Target Corp.	3.375%	4/15/29	4,500	5,260
Target Corp.	2.350%	2/15/30	10,000	10,876
TJX Cos. Inc.	2.500%	5/15/23	1,100	1,149
TJX Cos. Inc.	3.500%	4/15/25	29,720	33,161
TJX Cos. Inc.	2.250%	9/15/26	7,870	8,484
TJX Cos. Inc.	3.750%	4/15/27	2,241	2,589
TJX Cos. Inc.	3.875%	4/15/30	10,000	11,982
8 Toyota Finance Australia Ltd.	1.584%	4/21/22	8,000	10,012
Toyota Motor Credit Corp.	3.000%	4/1/25	14,000	15,385
Toyota Motor Credit Corp.	1.150%	8/13/27	20,000	20,098
Toyota Motor Credit Corp.	3.650%	1/8/29	20,000	23,508
8 Toyota Motor Finance Netherlands BV	0.625%	9/26/23	5,825	7,284
Visa Inc.	3.150%	12/14/25	66,090	74,084

Visa Inc.	1.900%	4/15/27	14,000	14,873
Visa Inc.	2.050%	4/15/30	17,500	18,672
Walmart Inc.	2.650%	12/15/24	5,550	5,993
Walmart Inc.	3.050%	7/8/26	13,000	14,598
Walmart Inc.	3.700%	6/26/28	10,411	12,236
Walmart Inc.	3.250%	7/8/29	11,952	13,834

Consumer Noncyclical (3.0%)
8 Abbott Ireland Financing DAC	0.875%	9/27/23	8,000	10,063
Abbott Laboratories	2.950%	3/15/25	9,405	10,308
Ascension Health	2.532%	11/15/29	2,500	2,724
Bristol-Myers Squibb Co.	2.750%	2/15/23	24,000	25,136
Bristol-Myers Squibb Co.	2.900%	7/26/24	61,181	66,132
Bristol-Myers Squibb Co.	3.875%	8/15/25	23,838	27,180
Bristol-Myers Squibb Co.	3.200%	6/15/26	33,439	37,620
Bristol-Myers Squibb Co.	1.125%	11/13/27	25,000	25,043
Bristol-Myers Squibb Co.	3.450%	11/15/27	4,000	4,591
Bristol-Myers Squibb Co.	3.900%	2/20/28	9,949	11,739
Bristol-Myers Squibb Co.	3.400%	7/26/29	42,525	49,049
Bristol-Myers Squibb Co.	1.450%	11/13/30	16,500	16,388
Brown-Forman Corp.	2.250%	1/15/23	5,000	5,140
Coca-Cola Co.	1.750%	9/6/24	3,000	3,139
Coca-Cola Co.	3.375%	3/25/27	12,000	13,730
Coca-Cola Co.	1.000%	3/15/28	17,075	17,126
Eli Lilly & Co.	3.375%	3/15/29	8,803	10,210
Estee Lauder Cos. Inc.	2.375%	12/1/29	4,750	5,134
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	14,500	17,233
8 GlaxoSmithKline Capital plc	0.125%	5/12/23	13,825	17,009
GlaxoSmithKline Capital plc	3.000%	6/1/24	21,524	23,246
GlaxoSmithKline Capital plc	3.375%	6/1/29	25,000	29,030
Hershey Co.	2.050%	11/15/24	9,000	9,506
Hershey Co.	2.450%	11/15/29	10,000	10,913
Hershey Co.	1.700%	6/1/30	5,000	5,125
Johnson & Johnson	2.950%	3/3/27	2,385	2,668
Johnson & Johnson	0.950%	9/1/27	15,000	15,058
Johnson & Johnson	2.900%	1/15/28	15,444	17,406
Kaiser Foundation Hospitals	3.150%	5/1/27	965	1,088
Kimberly-Clark Corp.	2.650%	3/1/25	6,906	7,450
Kimberly-Clark Corp.	3.050%	8/15/25	5,860	6,510
Kimberly-Clark Corp.	1.050%	9/15/27	10,000	10,100
Kimberly-Clark Corp.	3.100%	3/26/30	10,507	12,064
7 Mars Inc.	0.875%	7/16/26	10,000	10,035
8 Medtronic Global Holdings SCA	0.000%	12/2/22	8,000	9,809
Medtronic Inc.	3.500%	3/15/25	25,799	28,896
Merck & Co. Inc.	2.750%	2/10/25	8,200	8,906
Merck & Co. Inc.	3.400%	3/7/29	25,000	29,061
Mercy Health	4.302%	7/1/28	7,000	8,066
8 Nestle Finance International Ltd.	0.000%	11/12/24	8,000	9,893
7 Nestle Holdings Inc.	3.350%	9/24/23	15,000	16,164
7 Nestle Holdings Inc.	1.000%	9/15/27	24,160	24,199
Novartis Capital Corp.	2.000%	2/14/27	15,000	15,985
Novartis Capital Corp.	2.200%	8/14/30	27,712	29,743
8 PepsiCo Inc.	0.250%	5/6/24	7,280	9,021
PepsiCo Inc.	2.850%	2/24/26	6,674	7,372
PepsiCo Inc.	2.375%	10/6/26	4,000	4,349
PepsiCo Inc.	2.625%	3/19/27	14,500	15,945
PepsiCo Inc.	2.625%	7/29/29	1,720	1,893

PepsiCo Inc.	1.400%	2/25/31	13,745	13,789
Pfizer Inc.	3.400%	5/15/24	13,345	14,663
Pfizer Inc.	2.750%	6/3/26	6,550	7,228
Pfizer Inc.	3.450%	3/15/29	13,000	15,154
Pfizer Inc.	2.625%	4/1/30	8,500	9,408
Philip Morris International Inc.	1.125%	5/1/23	5,000	5,099
Philip Morris International Inc.	2.875%	5/1/24	4,500	4,850
Philip Morris International Inc.	1.500%	5/1/25	10,000	10,343
Philip Morris International Inc.	3.125%	8/17/27	5,000	5,585
Philip Morris International Inc.	3.375%	8/15/29	3,000	3,427
Philip Morris International Inc.	2.100%	5/1/30	5,000	5,182
Procter & Gamble Co.	2.850%	8/11/27	2,000	2,231
Providence St. Joseph Health Obligated Group	2.746%	10/1/26	300	326
Providence St. Joseph Health Obligated Group	2.532%	10/1/29	5,000	5,361
7 Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	1,150	1,183
7 Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	5,000	5,322
7 Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	25,000	27,671
7 Roche Holdings Inc.	2.625%	5/15/26	2,000	2,190
8 Sanofi	0.000%	3/21/22	8,000	9,811
SSM Health Care Corp.	3.688%	6/1/23	13,650	14,590
Unilever Capital Corp.	2.600%	5/5/24	23,425	25,005
Unilever Capital Corp.	2.125%	9/6/29	21,050	22,460
8 Unilever NV	0.375%	2/14/23	8,000	9,913

Energy (1.4%)
BP Capital Markets America Inc.	2.750%	5/10/23	10,080	10,627
BP Capital Markets America Inc.	3.790%	2/6/24	5,950	6,508
BP Capital Markets America Inc.	3.224%	4/14/24	8,400	9,071
BP Capital Markets America Inc.	3.194%	4/6/25	8,475	9,321
BP Capital Markets America Inc.	3.796%	9/21/25	4,935	5,594
BP Capital Markets America Inc.	3.119%	5/4/26	19,465	21,525
BP Capital Markets America Inc.	3.017%	1/16/27	2,630	2,902
BP Capital Markets America Inc.	1.749%	8/10/30	8,930	8,945
BP Capital Markets plc	3.561%	11/1/21	2,387	2,451
BP Capital Markets plc	3.994%	9/26/23	1,000	1,094
BP Capital Markets plc	3.814%	2/10/24	35,250	38,684
BP Capital Markets plc	3.535%	11/4/24	8,740	9,692
BP Capital Markets plc	3.506%	3/17/25	13,535	15,091
BP Capital Markets plc	3.279%	9/19/27	7,530	8,469
BP Capital Markets plc	3.723%	11/28/28	2,095	2,425
Chevron Corp.	1.554%	5/11/25	24,740	25,641
Chevron Corp.	1.995%	5/11/27	11,600	12,266
Chevron USA Inc.	0.687%	8/12/25	4,030	4,042
Chevron USA Inc.	1.018%	8/12/27	3,920	3,922
ConocoPhillips Co.	4.950%	3/15/26	41,760	50,130
EOG Resources Inc.	4.375%	4/15/30	11,290	13,735
Exxon Mobil Corp.	2.992%	3/19/25	33,865	37,020
Exxon Mobil Corp.	2.275%	8/16/26	10,000	10,767
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	4,350	4,462
Shell International Finance BV	3.500%	11/13/23	5,807	6,308
Shell International Finance BV	2.375%	4/6/25	15,040	16,085
Shell International Finance BV	3.250%	5/11/25	30,615	33,900
Shell International Finance BV	2.875%	5/10/26	2,805	3,099
Shell International Finance BV	3.875%	11/13/28	2,135	2,529
Shell International Finance BV	2.375%	11/7/29	29,195	31,275
Total Capital Canada Ltd.	2.750%	7/15/23	7,599	8,044
Total Capital International SA	3.700%	1/15/24	7,867	8,623

Total Capital International SA	2.434%	1/10/25	11,830	12,608
Total Capital International SA	3.455%	2/19/29	3,250	3,755
Total Capital International SA	2.829%	1/10/30	19,635	21,927

Other Industrial (0.0%)
Yale University	1.482%	4/15/30	6,000	6,134

Technology (1.8%)
Adobe Inc.	2.150%	2/1/27	46,105	49,597
Alphabet Inc.	0.800%	8/15/27	23,000	22,905
Apple Inc.	3.000%	2/9/24	10,675	11,482
Apple Inc.	3.450%	5/6/24	6,000	6,605
Apple Inc.	2.850%	5/11/24	8,045	8,673
Apple Inc.	2.750%	1/13/25	9,240	10,009
Apple Inc.	2.500%	2/9/25	3,430	3,705
Apple Inc.	1.125%	5/11/25	3,000	3,080
Apple Inc.	3.200%	5/13/25	5,635	6,286
Apple Inc.	3.250%	2/23/26	11,092	12,448
Apple Inc.	2.450%	8/4/26	7,245	7,896
Apple Inc.	2.050%	9/11/26	8,000	8,545
Apple Inc.	3.350%	2/9/27	13,158	14,968
Apple Inc.	3.000%	6/20/27	6,920	7,782
Apple Inc.	2.900%	9/12/27	20,825	23,295
Apple Inc.	3.000%	11/13/27	6,280	7,072
Intel Corp.	3.400%	3/25/25	27,000	29,925
Intel Corp.	3.700%	7/29/25	10,000	11,273
Intel Corp.	2.600%	5/19/26	4,615	5,034
Intel Corp.	3.750%	3/25/27	4,660	5,395
Intel Corp.	2.450%	11/15/29	21,350	23,029
8 International Business Machines Corp.	0.375%	1/31/23	8,000	9,888
International Business Machines Corp.	3.000%	5/15/24	6,703	7,245
International Business Machines Corp.	3.450%	2/19/26	2,500	2,822
International Business Machines Corp.	3.300%	5/15/26	61,085	68,937
International Business Machines Corp.	3.500%	5/15/29	19,985	23,116
Microsoft Corp.	3.125%	11/3/25	1,365	1,525
Microsoft Corp.	2.400%	8/8/26	4,825	5,255
Microsoft Corp.	3.300%	2/6/27	2,020	2,298
NVIDIA Corp.	2.850%	4/1/30	5,000	5,593
Oracle Corp.	3.400%	7/8/24	10,000	10,923
Oracle Corp.	2.950%	11/15/24	20,704	22,463
Oracle Corp.	2.500%	4/1/25	19,840	21,310
Oracle Corp.	2.950%	5/15/25	5,140	5,621
Oracle Corp.	2.650%	7/15/26	5,115	5,591
Oracle Corp.	3.250%	11/15/27	14,885	16,966
Oracle Corp.	2.950%	4/1/30	5,000	5,575
QUALCOMM Inc.	3.250%	5/20/27	10,570	11,972
7 QUALCOMM Inc.	1.300%	5/20/28	25,188	25,314
7 QUALCOMM Inc.	1.650%	5/20/32	36,117	36,055
Texas Instruments Inc.	2.625%	5/15/24	2,980	3,181
Texas Instruments Inc.	2.250%	9/4/29	10,000	10,738
Texas Instruments Inc.	1.750%	5/4/30	9,245	9,513

Transportation (0.2%)
Burlington Northern Santa Fe LLC	3.750%	4/1/24	1,265	1,386
Burlington Northern Santa Fe LLC	3.400%	9/1/24	12,423	13,605
Burlington Northern Santa Fe LLC	3.000%	4/1/25	1,175	1,286
Burlington Northern Santa Fe LLC	3.650%	9/1/25	3,575	4,031

Burlington Northern Santa Fe LLC	3.250%	6/15/27	8,535	9,657
5 CSX Transportation Inc.	6.251%	1/15/23	973	1,074
8 United Parcel Service Inc.	0.375%	11/15/23	5,825	7,232
United Parcel Service Inc.	2.200%	9/1/24	7,175	7,614
United Parcel Service Inc.	3.400%	3/15/29	5,000	5,773
				3,412,473
Utilities (2.0%)
Electric (2.0%)
AEP Transmission Co. LLC	3.100%	12/1/26	8,040	9,034
Ameren Illinois Co.	1.550%	11/15/30	8,575	8,609
Arizona Public Service Co.	2.600%	8/15/29	5,575	6,088
Berkshire Hathaway Energy Co.	3.750%	11/15/23	16,200	17,574
Berkshire Hathaway Energy Co.	3.250%	4/15/28	11,165	12,692
Commonwealth Edison Co.	2.550%	6/15/26	3,480	3,806
Connecticut Light & Power Co.	3.200%	3/15/27	21,650	24,290
DTE Electric Co.	2.650%	6/15/22	10,112	10,388
DTE Electric Co.	3.650%	3/15/24	8,453	9,191
DTE Electric Co.	3.375%	3/1/25	520	574
DTE Electric Co.	2.250%	3/1/30	11,838	12,693
DTE Electric Co.	2.625%	3/1/31	13,760	15,122
Duke Energy Carolinas LLC	2.950%	12/1/26	1,640	1,830
Duke Energy Carolinas LLC	3.950%	11/15/28	2,215	2,616
Duke Energy Carolinas LLC	2.450%	8/15/29	7,430	7,997
Duke Energy Florida LLC	3.200%	1/15/27	17,632	19,714
Duke Energy Florida LLC	3.800%	7/15/28	10,765	12,589
Duke Energy Florida LLC	2.500%	12/1/29	21,525	23,374
Duke Energy Progress LLC	3.375%	9/1/23	2,500	2,687
Duke Energy Progress LLC	3.250%	8/15/25	8,126	9,044
Duke Energy Progress LLC	3.700%	9/1/28	12,100	14,047
Duke Energy Progress LLC	3.450%	3/15/29	1,520	1,744
Entergy Arkansas Inc.	3.700%	6/1/24	6,213	6,810
Entergy Arkansas Inc.	3.500%	4/1/26	10,288	11,622
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	8,675	10,216
Entergy Louisiana LLC	3.300%	12/1/22	1,000	1,048
Entergy Louisiana LLC	4.050%	9/1/23	1,075	1,168
Entergy Louisiana LLC	2.400%	10/1/26	5,560	6,008
Entergy Louisiana LLC	3.120%	9/1/27	15,550	17,308
Entergy Louisiana LLC	1.600%	12/15/30	4,435	4,464
Florida Power & Light Co.	2.850%	4/1/25	28,543	31,098
Georgia Power Co.	2.850%	5/15/22	1,820	1,880
MidAmerican Energy Co.	3.100%	5/1/27	3,170	3,551
MidAmerican Energy Co.	3.650%	4/15/29	2,010	2,380
National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	3,375	3,527
National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	4,350	4,654
National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	11,255	12,465
National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	9,675	11,119
National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	10,945	12,845
National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	18,335	21,402
Nevada Power Co.	2.400%	5/1/30	8,360	8,932
NSTAR Electric Co.	2.375%	10/15/22	4,490	4,625
Oncor Electric Delivery Co. LLC	2.750%	6/1/24	20,000	21,355
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	6,350	6,945
7 Oncor Electric Delivery Co. LLC	0.550%	10/1/25	23,000	22,933
Oncor Electric Delivery Co. LLC	3.700%	11/15/28	8,555	9,990
Oncor Electric Delivery Co. LLC	2.750%	5/15/30	4,750	5,317
PacifiCorp	3.600%	4/1/24	7,640	8,312
PacifiCorp	3.500%	6/15/29	27,904	32,066

	Potomac Electric Power Co.	3.600%	3/15/24	4,925	5,344
	Public Service Electric & Gas Co.	3.250%	9/1/23	1,560	1,671
	Public Service Electric & Gas Co.	3.000%	5/15/25	8,385	9,169
	Public Service Electric & Gas Co.	2.250%	9/15/26	5,000	5,399
	Public Service Electric & Gas Co.	3.000%	5/15/27	5,430	5,985
	Public Service Electric & Gas Co.	3.700%	5/1/28	1,980	2,271
	Public Service Electric & Gas Co.	3.650%	9/1/28	2,730	3,177
	Public Service Electric & Gas Co.	2.450%	1/15/30	7,500	8,133
	Southwestern Public Service Co.	3.300%	6/15/24	14,881	16,023
	Union Electric Co.	2.950%	6/15/27	1,177	1,298
	Union Electric Co.	2.950%	3/15/30	15,000	16,798
	Virginia Electric & Power Co.	2.950%	1/15/22	3,540	3,612
	Virginia Electric & Power Co.	2.750%	3/15/23	2,515	2,628
	Virginia Electric & Power Co.	3.450%	2/15/24	1,730	1,864
	Virginia Electric & Power Co.	3.100%	5/15/25	6,210	6,784
	Virginia Electric & Power Co.	3.150%	1/15/26	5,700	6,302
	Virginia Electric & Power Co.	2.950%	11/15/26	10,000	11,082
	Virginia Electric & Power Co.	3.500%	3/15/27	6,260	7,067
	Westar Energy Inc.	2.550%	7/1/26	13,385	14,571

	Natural Gas (0.0%)
	Atmos Energy Corp.	3.000%	6/15/27	2,835	3,139
					642,060
Total Corporate Bonds (Cost $9,276,007)					9,755,685
Sovereign Bonds (3.7%)
	Arab Petroleum Investments Corp.	1.460%	6/30/25	2,880	2,903
7	Banco del Estado de Chile	2.704%	1/9/25	9,000	9,518
7	Bermuda	4.138%	1/3/23	2,700	2,876
	Bermuda	4.138%	1/3/23	1,150	1,225
	Bermuda	4.854%	2/6/24	6,751	7,504
7	Bermuda	4.854%	2/6/24	3,206	3,571
5	Bermuda	3.717%	1/25/27	8,089	9,016
5	Bermuda	4.750%	2/15/29	3,810	4,627
5,7	Bermuda	2.375%	8/20/30	15,000	15,723
7	CDP Financial Inc.	3.150%	7/24/24	1,519	1,662
	CDP Financial Inc.	3.150%	7/24/24	20,000	21,910
7	CDP Financial Inc.	0.875%	6/10/25	40,000	40,301
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	5,575	6,375
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	17,610	19,105
7	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	1,054
	Corp. Andina de Fomento	4.375%	6/15/22	6,291	6,608
7,9	Development Bank of Japan Inc.	3.125%	9/6/23	12,000	12,870
	Development Bank of Japan Inc.	2.750%	9/16/25	8,500	9,347
7,10 Dexia Credit Local SA		1.875%	9/15/21	15,000	15,168
7	Dexia Credit Local SA	2.375%	9/20/22	16,910	17,439
7	Dexia Credit Local SA	3.250%	9/26/23	70,000	75,456
	Emirate of Abu Dhabi	0.750%	9/2/23	1,516	1,517
	Emirate of Abu Dhabi	2.125%	9/30/24	7,840	8,232
7	Emirate of Abu Dhabi	2.125%	9/30/24	34,200	35,913
7	Emirate of Abu Dhabi	2.500%	4/16/25	33,599	35,877
	Emirate of Abu Dhabi	3.125%	10/11/27	7,030	7,871
	Equinor ASA	3.150%	1/23/22	8,000	8,180
	Equinor ASA	2.450%	1/17/23	1,904	1,987
	Equinor ASA	3.700%	3/1/24	7,000	7,682
	Export-Import Bank of Korea	4.000%	1/29/21	2,800	2,807
	Export-Import Bank of Korea	2.500%	5/10/21	5,000	5,036

	Export-Import Bank of Korea	1.875%	10/21/21	10,000	10,108
	Export-Import Bank of Korea	3.000%	11/1/22	2,000	2,093
	Export-Import Bank of Korea	2.375%	6/25/24	18,000	19,025
	Export-Import Bank of Korea	3.250%	11/10/25	10,000	11,181
	Export-Import Bank of Korea	2.625%	5/26/26	2,000	2,190
7	Harvest Operations Corp.	4.200%	6/1/23	8,000	8,680
	Hydro-Quebec	8.050%	7/7/24	470	589
	IDB Trust Services Ltd.	2.393%	4/12/22	25,624	26,222
9	Japan Bank for International Cooperation	3.375%	10/31/23	10,000	10,834
9	Japan Bank for International Cooperation	2.500%	5/23/24	20,000	21,380
	Kingdom of Saudi Arabia	2.375%	10/26/21	12,238	12,419
	Korea Development Bank	2.500%	1/13/21	6,000	6,003
	Korea Development Bank	4.625%	11/16/21	605	627
	Korea Development Bank	3.375%	3/12/23	30,000	31,939
	Korea Development Bank	2.125%	10/1/24	33,000	34,750
7	Korea East-West Power Co. Ltd.	1.750%	5/6/25	15,000	15,618
	Korea Electric Power Corp.	1.125%	6/15/25	18,400	18,679
	Korea Hydro & Nuclear Power Co. Ltd.	4.750%	7/13/21	9,984	10,206
11	KSA Sukuk Ltd.	3.628%	4/20/27	17,930	20,102
	Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	510	557
	MDGH - GMTN BV	2.750%	5/11/23	5,000	5,218
	MDGH - GMTN BV	2.500%	11/7/24	624	659
7	Ontario Teachers' Cadillac Fairview Properties Trust	3.125%	3/20/22	20,096	20,698
7	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	6,600	7,276
7	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	24,580	27,952
7	Ontario Teachers' Finance Trust	1.250%	9/27/30	45,000	44,039
7	Petronas Capital Ltd.	3.500%	4/21/30	1,993	2,289
	Province of Manitoba	2.100%	9/6/22	2,100	2,163
	Province of Ontario	1.050%	5/21/27	25,000	25,049
	Province of Quebec	2.750%	8/25/21	10,150	10,278
	Province of Quebec	7.500%	7/15/23	2,065	2,421
	Province of Quebec	7.125%	2/9/24	2,674	3,212
8	Republic of Chile	1.625%	1/30/25	9,387	12,226
5	Republic of Chile	3.240%	2/6/28	11,616	13,156
	Republic of Latvia	5.250%	6/16/21	2,000	2,042
	Republic of Lithuania	6.125%	3/9/21	58,266	58,747
	Republic of Lithuania	6.625%	2/1/22	16,800	17,923
	Republic of Poland	5.125%	4/21/21	10,910	11,046
	Republic of Poland	5.000%	3/23/22	29,062	30,664
	Republic of Slovenia	5.500%	10/26/22	3,385	3,701
	Republic of Slovenia	5.250%	2/18/24	18,841	21,508
7	SABIC Capital II BV	4.000%	10/10/23	17,612	18,967
7	Saudi Arabian Oil Co.	1.250%	11/24/23	11,000	11,124
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	888	967
	Sinopec Group Overseas Development 2014 Ltd.	4.375%	4/10/24	288	316
	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	304	327
	Slovak Republic	4.375%	5/21/22	706	744
7	Slovak Republic	4.375%	5/21/22	2,500	2,622
	State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	800	841
	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	12,340	12,645
	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	7,920	8,790
	State of Israel	2.750%	7/3/30	50,000	55,082
	State of Kuwait	2.750%	3/20/22	4,740	4,871
	State of Kuwait	3.500%	3/20/27	8,019	9,127
	State of Qatar	4.500%	1/20/22	29,000	30,201
	State of Qatar	3.875%	4/23/23	2,501	2,686
	State of Qatar	3.400%	4/16/25	9,195	10,141

	State of Qatar	3.250%	6/2/26	3,600	4,002
	State of Qatar	4.000%	3/14/29	4,305	5,100
7	Temasek Financial I Ltd.	2.375%	1/23/23	2,000	2,083
7	Temasek Financial I Ltd.	3.625%	8/1/28	20,000	23,402
Total Sovereign Bonds (Cost $1,134,213)					1,188,867
Taxable Municipal Bonds (1.0%)
	California GO	2.650%	4/1/26	50,000	55,049
	Dallas TX Waterworks & Sewer System Revenue	2.589%	10/1/27	1,450	1,586
	Florida Board of Administration Finance Corp.
	Revenue	1.705%	7/1/27	75,000	77,849
	Florida Board of Administration Finance Corp.
	Revenue	2.154%	7/1/30	55,000	57,872
	New York City NY GO	3.750%	6/1/28	1,020	1,130
	New York City NY GO	2.330%	10/1/29	5,000	5,339
	Regents of the University of California Revenue	3.063%	7/1/25	3,430	3,783
	Texas GO	2.531%	10/1/23	480	511
	University of California Revenue	3.349%	7/1/29	48,635	56,083
	University of California Revenue	1.316%	5/15/27	25,000	25,400
	University of California Revenue	1.614%	5/15/30	34,665	35,030
12	Wisconsin GO	5.700%	5/1/26	2,585	3,039
Total Taxable Municipal Bonds (Cost $310,181)					322,671
				Shares
Temporary Cash Investment (5.2%)
Money Market Fund (5.2%)
13	Vanguard Market Liquidity Fund (Cost $1,693,081)	0.111%		16,930,849	1,693,085
Total Investments (113.8%) (Cost $36,033,097)					36,989,786
Other Assets and Liabilities-Net (-13.8%)					(4,486,841)
Net Assets (100%)					32,502,945
Cost is in $000.

¤ Includes securities purchased on a when-issued or delayed -delivery basis for which the fund has not taken delivery as of December 31, 2020.
§ Security value determined using significant unobservable inputs.
1 Securities with a value of $2,797,000 have been segregated as collateral for open forward currency contracts.
2 Securities with a value of $28,217,000 have been segregated as initial margin for open futures contracts.
3 Securities with a value of $6,534,000 have been segregated as initial margin for open centrally cleared swap contracts.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate value of these securities was $2,283,457,000, representing 7.0% of net assets.
8 Face amount denominated in euro.
9 Guaranteed by the Government of Japan.
10 Guaranteed by multiple countries.
11 Guaranteed by the Kingdom of Saudi Arabia.
12 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
13 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
12M—12-month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
				Unrealized
		Number of Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	March 2021	257	35,486	9

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2021	(5,674)	(887,183)	1,131
5-Year U.S. Treasury Note	March 2021	(3,218)	(405,996)	(814)
Euro-Schatz	March 2021	(2,467)	(338,378)	194
2-Year U.S. Treasury Note	March 2021	(1,107)	(244,621)	(55)
30-Year U.S. Treasury Bond	March 2021	(1,101)	(190,679)	640
Ultra Long U.S. Treasury Bond	March 2021	(209)	(44,635)	132
Euro-Bobl	March 2021	(58)	(9,578)	(10)
				1,218
				1,227

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)

Counterparty	Date		Receive		Deliver	($000)	($000)
Morgan Stanley
Capital Services
LLC	1/8/21	EUR	274	USD	336	—	(1)
BNP Paribas
	1/8/21	EUR	104	USD	126	1	—
Morgan Stanley
Capital Services
LLC	1/8/21	EUR	68	USD	83	1	—
BNP Paribas
	1/8/21	USD	98,799	EUR	82,620	—	(2,155)
Toronto-
Dominion Bank	1/8/21	USD	94,546	EUR	77,746	—	(452)
Deutsche Bank
AG	1/8/21	USD	93,377	EUR	78,331	—	(2,337)
BNP Paribas
	1/8/21	USD	5,700	EUR	4,650	18	—
J.P. Morgan
Securities LLC	1/8/21	USD	222	EUR	183	—	(1)
Morgan Stanley
Capital Services LLC	1/8/21	USD	115	EUR	95	—	—

1M—1-month.
1YR—1-year.
3M—3-month.
CMT —Constant Maturing Treasury Rate.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS —Uniform Mortgage-Backed Securities.

Institutional Intermediate-Term Bond Fund

Citigroup Global
Markets Inc.	1/8/21	USD	83	EUR	67	—	—
Brown Brothers
Harriman & Co.	1/8/21	USD	21	EUR	17	—	—
Morgan Stanley
Capital Services
LLC	1/8/21	USD	10	EUR	8	—	—

						20	(4,946)
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[1]	Value	(Paid)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection
Sold/Moody’s Rating
America
Movil /A3	6/20/23	BARC	6,200	1.000	86	(55)	141	—

Republic of
Chile/Aa3	12/22/25	MSCS	11,800	1.000	308	126	182	—
					394	71	323	—
Credit Protection Purchased
State of
Qatar	6/20/22	BOANA	4,080	(1.000)	(55)	15	—	(70)

State of			7,920
Qatar	6/20/22	CITNA		(1.000)	(106)	27	—	(133)
					(161)	42	—	(203)
					233	113	323	(203)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.
BARC--Barclays Bank plc.
BOANA—Bank of America, N.A.
CITNA—Citibank, N.A.
MSCS—Morgan Stanley Capital Services LLC.

Centrally Cleared Interest Rate Swaps

Institutional Intermediate-Term Bond Fund
			Fixed	Floating
			Interest Rate	Interest Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
	Effective	Amount	(Paid)[2]	(Paid)[3]	Value	(Depreciation)
Termination Date	Date	($000)	(%)	(%)	($000)	($000)
3/17/23	3/17/21[1]	168,677	(0.000)	0.000	221	(65)
3/17/24	3/17/21[1]	112,839	(0.000)	0.000	358	(80)
3/17/25	3/17/21[1]	58,850	(0.000)	0.000	416	(63)
3/17/26	3/17/21[1]	43,298	(0.250)	0.000	57	(44)
3/17/28	3/17/21[1]	34,457	(0.250)	0.000	566	(46)
					1,618	(298)

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Fixed interest payment received/paid annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent payment date. Floating interest payment received/paid semiannually.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the

Institutional Intermediate-Term Bond Fund

contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankrupt cy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the diff erence between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse;
and has entered into agreements with its clearing brokers and executing brokers.

Institutional Intermediate-Term Bond Fund

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made, or the termination of the swap, at which time realized gain (loss) is recorded.

E. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-
delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction
Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At December 31, 2020, counterparties had deposited in segregated accounts securities with a value of $11,834,000 and cash of $17,329,000 in connection with TBA transactions.

F. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Institutional Intermediate-Term Bond Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
December 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	20,638,018	—	20,638,018
Asset-Backed/Commercial Mortgage-Backed
Securities	—	3,389,100	2,360	3,391,460
Corporate Bonds	—	9,755,685	—	9,755,685
Sovereign Bonds	—	1,188,867	—	1,188,867
Taxable Municipal Bonds	—	322,671	—	322,671
Temporary Cash Investments	1,693,085	—	—	1,693,085
Total	1,693,085	35,294,341	2,360	36,989,786
Derivative Financial Instruments
Assets
Futures Contracts[1]	26	—	—	26
Forward Currency Contracts	—	20	—	20
Swap Contracts	5[1]	323	—	328
Total	31	343	—	374
Liabilities
Futures Contracts[1]	1,518	—	—	1,518
Forward Currency Contracts	—	4,946	—	4,946
Swap Contracts	125[1]	203	—	328
Total	1,643	5,149	—	6,792
1 Represents variation margin on the last day of the reporting period.